================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2015

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ITEM 1.  SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                                 July 31, 2015
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................  1

SCHEDULE OF INVESTMENTS...................................................  2

NOTES TO SCHEDULE OF INVESTMENTS.......................................... 48
   Organization........................................................... 48
   Security Valuation..................................................... 48
   Financial Instruments.................................................. 49
   Federal Tax Cost....................................................... 49
   Subsequent Event Evaluations........................................... 49

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Abbreviations
  ADR     American Depositary Receipt
  GDR     Global Depositary Receipt
  P.L.C.  Public Limited Company

Investment Footnotes

  +    See Security Valuation Note within the Notes to Schedules of
       Investments.
  ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
  *    Non-Income Producing Securities.
  #    Total or Partial Securities on Loan.
  @    Security purchased with cash proceeds from Securities on Loan.
  ^^   See Federal Tax Cost Note within the Notes to Schedules of Investments.
  --   Amounts designated as -- are either zero or rounded to zero.
  (S)  Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (89.6%)
BRAZIL -- (5.0%)
    Aliansce Shopping Centers SA.......................    205,000 $    830,430
    Banco Alfa de Investimento SA......................     76,600      127,519
    Banco do Brasil SA................................. 10,290,573   66,270,575
    Bematech SA........................................    901,500    2,172,162
    BM&FBovespa SA..................................... 27,909,603   85,099,448
    Brasil Brokers Participacoes SA....................  1,294,000      786,086
*   BrasilAgro - Co. Brasileira de Propriedades
      Agricolas........................................     14,300       46,776
#   Braskem SA Sponsored ADR...........................    519,811    3,768,630
    Cia de Locacao das Americas........................     42,900       40,094
*   Cia Providencia Industria e Comercio SA............    359,200      961,483
    Cia Siderurgica Nacional SA........................  5,539,529    7,005,406
    Contax Participacoes SA............................     47,200       61,344
    Cosan SA Industria e Comercio......................  1,848,151   11,227,249
    CR2 Empreendimentos Imobiliarios SA................     86,200       55,386
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................  3,724,878   10,117,369
    Direcional Engenharia SA...........................  1,468,261    1,616,654
    Duratex SA.........................................  2,131,460    4,332,704
    Embraer SA.........................................    429,296    2,996,590
    Embraer SA ADR.....................................     29,194      813,053
    Eternit SA.........................................    231,602      190,073
    Even Construtora e Incorporadora SA................  6,123,139    5,221,912
    Ez Tec Empreendimentos e Participacoes SA..........    931,263    3,766,992
    Fibria Celulose SA.................................  2,767,505   36,809,001
#   Fibria Celulose SA Sponsored ADR...................  3,998,279   53,257,076
#*  Gafisa SA ADR......................................  2,278,791    3,327,035
*   General Shopping Brasil SA.........................     27,230       28,630
    Gerdau SA..........................................  2,001,963    2,946,858
#   Gerdau SA Sponsored ADR............................ 14,598,313   25,255,081
    Guararapes Confeccoes SA...........................     44,800      843,938
    Helbor Empreendimentos SA..........................  1,106,289      704,365
*   Hypermarcas SA.....................................  3,024,666   17,897,380
    Industrias Romi SA.................................    382,700      282,782
*   International Meal Co. Alimentacao SA..............    255,200      603,724
    Iochpe-Maxion SA...................................    906,912    3,231,451
    JBS SA............................................. 19,938,130   89,734,542
    JHSF Participacoes SA..............................  1,117,774      639,857
    Kepler Weber SA....................................     12,200       85,266
    Klabin SA..........................................  2,345,749   14,544,678
    Kroton Educacional SA..............................  5,506,645   15,439,417
*   Log-in Logistica Intermodal SA.....................    789,400      643,241
    LPS Brasil Consultoria de Imoveis SA...............     97,200      136,264
*   Magnesita Refratarios SA...........................  3,289,766    2,574,971
    Mahle-Metal Leve SA................................     48,900      294,918
*   Marfrig Global Foods SA............................  5,171,644    8,020,394
*   Mills Estruturas e Servicos de Engenharia SA.......    322,046      581,271
    MRV Engenharia e Participacoes SA..................  7,629,524   17,157,767
*   Paranapanema SA....................................  3,981,743    3,198,000
*   PDG Realty SA Empreendimentos e Participacoes...... 15,506,519    1,086,921
*   Petroleo Brasileiro SA.............................  8,577,364   29,009,149
#*  Petroleo Brasileiro SA ADR......................... 21,223,195  144,317,726

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    Porto Seguro SA...................................     655,804 $  7,456,432
*   Profarma Distribuidora de Produtos Farmaceuticos
      SA..............................................     109,425      317,989
    QGEP Participacoes SA.............................   1,336,266    2,482,119
    Rodobens Negocios Imobiliarios SA.................     333,416      462,544
*   Rossi Residencial SA..............................     821,137      239,822
*   Rumo Logistica Operadora Multimodal SA............   4,304,691    1,144,079
    Santos Brasil Participacoes SA....................     131,300      488,547
    Sao Carlos Empreendimentos e Participacoes SA.....      39,000      327,473
    Sao Martinho SA...................................     478,751    4,726,057
    SLC Agricola SA...................................   1,143,091    5,875,787
*   Springs Global Participacoes SA...................     945,200      234,647
    Sul America SA....................................   1,473,135    7,434,622
    Technos SA........................................      39,400       60,758
    Tecnisa SA........................................   2,339,457    2,200,106
    Tereos Internacional SA...........................     595,672       99,164
    TPI - Triunfo Participacoes e Investimentos SA....     445,500      598,519
    Trisul SA.........................................      89,661       70,180
    Usinas Siderurgicas de Minas Gerais SA............     524,300    1,480,740
    Vale SA...........................................   6,794,801   35,462,870
#   Vale SA Sponsored ADR.............................  21,086,290  110,913,885
*   Vanguarda Agro SA.................................   2,955,979      699,293
    Via Varejo SA.....................................     167,924      355,569
                                                                   ------------
TOTAL BRAZIL..........................................              863,290,840
                                                                   ------------
CHILE -- (1.5%)
    Bupa Chile SA.....................................     168,414      133,227
    CAP SA............................................     360,247      966,045
    Cementos BIO BIO SA...............................     665,307      483,668
    Cencosud SA.......................................   7,333,382   15,501,826
    Cencosud SA ADR...................................      56,591      356,523
*   Cia Sud Americana de Vapores SA...................  94,126,279    2,751,546
    Cintac SA.........................................     155,202       19,576
    Corpbanca SA...................................... 960,985,523    9,677,861
    Cristalerias de Chile SA..........................     264,624    1,827,949
    Embotelladora Andina SA Class A ADR...............      15,478      211,739
    Empresa Nacional de Telecomunicaciones SA.........      15,218      156,704
    Empresas CMPC SA..................................  20,375,739   53,507,656
    Empresas COPEC SA.................................   2,187,923   21,886,321
    Empresas Hites SA.................................   1,794,180      672,143
    Empresas Iansa SA.................................  49,008,058    1,850,449
    Enersis SA........................................  82,558,367   24,861,997
    Enersis SA Sponsored ADR..........................   5,685,955   85,914,780
    Gasco SA..........................................     161,080    1,153,632
    Grupo Security SA.................................   1,143,589      325,449
    Inversiones Aguas Metropolitanas SA...............   5,972,189    8,677,385
*   Latam Airlines Group SA...........................   1,711,683   10,791,400
#*  Latam Airlines Group SA Sponsored ADR.............   1,133,277    7,026,317
    Masisa SA.........................................  43,593,930    1,272,027
    PAZ Corp. SA......................................   2,201,345    1,135,653
    Ripley Corp. SA...................................  12,781,112    4,404,153
    Salfacorp SA......................................   2,599,267    1,591,926
    Sigdo Koppers SA..................................      76,067      100,119
    Sociedad Matriz SAAM SA...........................  52,439,424    3,886,398

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Class A.....       4,125 $    100,349
    Socovesa SA.......................................   5,773,726    1,020,751
*   Tech Pack SA......................................     626,034      215,555
    Vina Concha y Toro SA.............................   1,155,777    1,809,859
    Vina San Pedro Tarapaca SA........................   9,964,988       84,455
                                                                   ------------
TOTAL CHILE...........................................              264,375,438
                                                                   ------------
CHINA -- (13.6%)
    361 Degrees International, Ltd....................   8,341,000    2,914,076
#   Agile Property Holdings, Ltd......................  21,444,999   12,326,928
    Agricultural Bank of China, Ltd. Class H.......... 199,469,000   89,981,301
    Air China, Ltd. Class H...........................   7,596,000    7,599,936
#*  Aluminum Corp. of China, Ltd. ADR.................     155,200    1,337,824
#*  Aluminum Corp. of China, Ltd. Class H.............   5,802,000    2,011,660
    AMVIG Holdings, Ltd...............................   5,353,100    2,560,841
#   Angang Steel Co., Ltd. Class H....................   9,028,640    4,584,657
    Anhui Tianda Oil Pipe Co., Ltd....................   1,032,412      160,794
#   Anxin-China Holdings, Ltd.........................   6,152,000      229,144
    Asia Cement China Holdings Corp...................   7,324,000    2,985,672
#*  Asian Citrus Holdings, Ltd........................   5,235,000      829,815
#   AVIC International Holdings, Ltd..................   2,674,000    2,120,750
    Bank of China, Ltd. Class H....................... 621,114,817  338,599,753
    Bank of Communications Co., Ltd. Class H..........  54,827,574   48,191,113
#   Baoye Group Co., Ltd. Class H.....................   2,845,120    1,790,758
#   BBMG Corp. Class H................................   6,460,500    4,972,675
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................  13,649,599   14,051,970
    Beijing Capital Land, Ltd. Class H................  16,297,060    7,850,683
    Beijing Enterprises Holdings, Ltd.................   2,102,000   15,467,403
#   Beijing North Star Co., Ltd. Class H..............   6,512,000    2,233,290
    Bosideng International Holdings, Ltd..............   2,178,000      213,173
#*  BYD Electronic International Co., Ltd.............   5,098,636    4,237,655
    C C Land Holdings, Ltd............................  18,395,286    4,645,242
    Carrianna Group Holdings Co., Ltd.................   3,880,391      425,412
    Central China Real Estate, Ltd....................   8,278,350    1,868,086
#*  Chaoda Modern Agriculture Holdings, Ltd...........  10,257,412      474,353
*   Chigo Holding, Ltd................................  37,922,000      742,278
#   China Aerospace International Holdings, Ltd.......  18,754,000    3,546,592
*   China Agri-Industries Holdings, Ltd...............  15,915,500    6,930,478
    China Aoyuan Property Group, Ltd..................  14,361,000    2,684,132
*   China Automation Group, Ltd.......................   4,547,000      572,835
    China BlueChemical, Ltd...........................   4,940,878    1,611,051
    China Child Care Corp., Ltd.......................     451,000       50,567
*   China CITIC Bank Corp., Ltd. Class H..............  27,608,112   19,714,791
#   China Coal Energy Co., Ltd. Class H...............  30,965,000   15,067,524
    China Communications Construction Co.,
      Ltd. Class H....................................  23,364,327   29,989,621
    China Communications Services Corp., Ltd.
      Class H.........................................  29,969,071   13,607,515
    China Construction Bank Corp. Class H............. 517,658,101  421,620,681
#*  China COSCO Holdings Co., Ltd. Class H............   4,554,000    2,342,469
#*  China Culiangwang Beverages Holdings, Ltd.........  10,254,600      233,900
#*  China Dredging Environment Protection Holdings,
      Ltd.............................................     974,000      174,471
    China Everbright, Ltd.............................   6,715,869   16,310,640
#*  China Fiber Optic Network System Group, Ltd.......     646,000      133,014
*   China Glass Holdings, Ltd.........................   8,554,000    1,245,565

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
*   China High Precision Automation Group, Ltd.........    429,000 $     12,659
*   China High Speed Transmission Equipment Group Co.,
      Ltd.............................................. 12,452,000   10,141,850
#   China Hongqiao Group, Ltd..........................  3,675,000    2,721,860
*   China Household Holdings, Ltd......................    665,000       27,450
*   China Huiyuan Juice Group, Ltd.....................    503,983      188,181
*   China ITS Holdings Co., Ltd........................  5,486,147      735,945
#*  China Lumena New Materials Corp.................... 52,602,000    1,590,484
    China Merchants Holdings International Co., Ltd....  4,434,049   16,265,376
#   China Merchants Land, Ltd..........................  9,568,000    1,786,112
*   China Metal Recycling Holdings, Ltd................  3,259,800      743,434
    China Minsheng Banking Corp., Ltd. Class H......... 17,029,000   19,100,386
    China National Building Material Co., Ltd.
      Class H.......................................... 35,850,000   27,126,343
    China National Materials Co., Ltd.................. 14,153,000    3,173,320
#*  China New Town Development Co., Ltd................ 11,778,022      546,361
#   China Oil & Gas Group, Ltd.........................    260,000       23,808
*   China Oriental Group Co., Ltd......................     26,000          729
#   China Overseas Grand Oceans Group, Ltd.............  1,126,000      456,813
    China Petroleum & Chemical Corp. ADR...............  1,111,578   83,601,766
    China Petroleum & Chemical Corp. Class H........... 45,299,575   34,084,157
#*  China Precious Metal Resources Holdings Co., Ltd... 24,836,000    1,421,604
*   China Properties Group, Ltd........................  5,629,000    1,263,041
    China Railway Construction Corp., Ltd. Class H..... 10,477,514   13,639,732
    China Railway Group, Ltd. Class H..................  6,511,000    5,553,343
#*  China Rare Earth Holdings, Ltd..................... 14,502,600    1,607,521
    China Resources Cement Holdings, Ltd...............    218,000      112,652
    China Resources Enterprise, Ltd....................    958,652    3,109,815
#*  China Sanjiang Fine Chemicals Co., Ltd.............    377,000      101,571
#*  China SCE Property Holdings, Ltd...................  6,192,000    1,413,583
#*  China Shanshui Cement Group, Ltd................... 19,122,000   13,615,758
    China Shenhua Energy Co., Ltd. Class H.............    864,000    1,641,153
#*  China Shipping Container Lines Co., Ltd. Class H...  8,533,700    2,684,459
#   China South City Holdings, Ltd.....................  4,790,000    1,413,196
#   China Southern Airlines Co., Ltd. Class H..........  8,068,000    7,983,963
    China Starch Holdings, Ltd......................... 18,995,000      431,046
*   China Taifeng Beddings Holdings, Ltd...............    640,000       66,870
*   China Tianyi Holdings, Ltd.........................  2,880,000      378,084
    China Travel International Investment Hong Kong,
      Ltd.............................................. 34,971,631   13,452,451
#   China Unicom Hong Kong, Ltd.(2603496)..............  7,257,121  102,252,835
    China Unicom Hong Kong, Ltd.(6263830)..............  1,616,000    2,259,752
*   China Vanadium Titano - Magnetite Mining Co., Ltd.. 13,229,000      818,458
#*  China Yurun Food Group, Ltd........................  6,972,000    2,062,757
#   China ZhengTong Auto Services Holdings, Ltd........  2,757,000    1,468,572
#   China Zhongwang Holdings, Ltd...................... 21,330,554    9,107,508
    Chongqing Machinery & Electric Co., Ltd. Class H... 13,612,000    2,155,415
    Chongqing Rural Commercial Bank Co., Ltd. Class H.. 15,440,000   11,061,398
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................  1,188,000      241,880
    CIFI Holdings Group Co., Ltd.......................  1,066,000      222,856
#*  CITIC Resources Holdings, Ltd...................... 22,418,000    4,335,870
    CITIC, Ltd.........................................  8,281,483   14,831,353
#   Citychamp Watch & Jewellery Group, Ltd............. 18,193,108    2,606,604
#   Clear Media, Ltd...................................    391,000      445,128
    CNOOC, Ltd......................................... 13,835,000   16,942,119
    CNOOC, Ltd. ADR....................................     14,747    1,808,720

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Comba Telecom Systems Holdings, Ltd...............     296,000 $     71,299
#*  Comtec Solar Systems Group, Ltd...................   8,120,000      920,510
#   Cosco International Holdings, Ltd.................   5,648,000    3,241,055
    COSCO Pacific, Ltd................................  18,592,963   24,361,645
*   Coslight Technology International Group Co., Ltd..      20,000        7,480
    Country Garden Holdings Co., Ltd..................   6,316,800    2,467,322
    CPMC Holdings, Ltd................................     183,000      100,932
*   DaChan Food Asia, Ltd.............................   3,195,000      351,861
#   Dah Chong Hong Holdings, Ltd......................   1,810,000      801,488
#   Dalian Port PDA Co., Ltd. Class H.................   3,006,000    1,034,456
    Daphne International Holdings, Ltd................     486,000       97,098
    Digital China Holdings, Ltd.......................   1,055,000    1,047,991
    Dongfeng Motor Group Co., Ltd. Class H............   1,556,000    1,787,868
    Dongyue Group, Ltd................................   2,297,000      636,444
#*  Dynasty Fine Wines Group, Ltd.....................   9,228,600      321,417
    Embry Holdings, Ltd...............................     544,000      287,676
#   Evergrande Real Estate Group, Ltd.................  68,905,000   45,523,493
*   Evergreen International Holdings, Ltd.............   1,628,000      199,294
    Fantasia Holdings Group Co., Ltd..................  20,879,515    2,878,307
#   Fosun International, Ltd..........................   7,504,244   15,809,219
    Franshion Properties China, Ltd...................  47,366,580   15,261,701
#   Fufeng Group, Ltd.................................   2,670,000    1,610,047
    Future Land Development Holdings, Ltd.............     114,000       18,359
*   Global Bio-Chem Technology Group Co., Ltd.........  13,820,360      754,651
*   Global Sweeteners Holdings, Ltd...................     784,350       60,459
*   Glorious Property Holdings, Ltd...................  29,025,000    3,556,705
#   Golden Meditech Holdings, Ltd.....................   9,051,112    1,143,100
    Goldlion Holdings, Ltd............................   1,759,000      780,215
#   GOME Electrical Appliances Holding, Ltd...........  77,549,000   13,441,146
#   Greenland Hong Kong Holdings, Ltd.................   2,516,575    1,430,113
#   Greentown China Holdings, Ltd.....................   8,929,091    8,873,798
#   Guangshen Railway Co., Ltd. Sponsored ADR.........     403,406    9,592,995
    Guangzhou Automobile Group Co., Ltd. Class H......   5,351,572    4,289,873
#*  Guangzhou R&F Properties Co., Ltd.................  13,205,514   13,238,770
#*  Guodian Technology & Environment Group Corp.,
      Ltd. Class H....................................   4,021,000      440,341
#*  Hanergy Thin Film Power Group, Ltd................  14,642,000    1,983,166
#   Harbin Electric Co., Ltd. Class H.................   6,813,474    4,338,074
    Hengdeli Holdings, Ltd............................   2,628,000      382,633
#*  Hidili Industry International Development, Ltd....   5,917,000      403,389
#   Hilong Holding, Ltd...............................     532,000      136,431
*   HKC Holdings, Ltd.................................  19,260,878      536,441
    HNA Infrastructure Co., Ltd. Class H..............   1,782,000    1,758,047
#*  Honghua Group, Ltd................................   2,095,000      183,596
    Hopefluent Group Holdings, Ltd....................     842,000      223,555
#*  Hopson Development Holdings, Ltd..................  10,676,000    9,426,454
    Hua Han Bio-Pharmaceutical Holdings, Ltd..........     548,000       82,635
    Hydoo International Holding, Ltd..................      82,000       10,359
    Industrial & Commercial Bank of China, Ltd.
      Class H......................................... 302,174,996  207,590,554
    Inspur International, Ltd.........................     345,343       72,118
    Jiangxi Copper Co., Ltd. Class H..................   7,526,000   10,148,890
    Jingwei Textile Machinery Class H.................      50,000       67,100
    Ju Teng International Holdings, Ltd...............  11,530,249    5,071,651
*   Kai Yuan Holdings, Ltd............................  46,420,000      639,801

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
#*  Kaisa Group Holdings, Ltd..........................  22,755,632 $ 3,434,347
*   Kasen International Holdings, Ltd..................   1,885,000     237,456
    Kingboard Chemical Holdings, Ltd...................   8,976,345  15,070,870
#   Kingboard Laminates Holdings, Ltd..................   9,924,000   4,349,011
    Kunlun Energy Co., Ltd.............................     994,000     947,298
    KWG Property Holding, Ltd..........................  15,718,000  11,722,078
#*  Labixiaoxin Snacks Group, Ltd......................   2,491,000     298,054
    Lai Fung Holdings, Ltd.............................  51,485,839   1,095,174
    Lee & Man Paper Manufacturing, Ltd.................   4,045,000   2,475,915
    Leoch International Technology, Ltd................     190,000      18,351
*   Lingbao Gold Co., Ltd. Class H.....................   1,372,000     253,980
    Longfor Properties Co., Ltd........................     200,000     284,552
    Lonking Holdings, Ltd..............................  23,668,000   3,781,943
*   Loudong General Nice Resources China Holdings,
      Ltd..............................................   6,553,800     894,820
#   Maoye International Holdings, Ltd..................  11,987,000   1,773,947
    Metallurgical Corp. of China, Ltd. Class H.........  11,172,659   3,742,990
*   MIE Holdings Corp..................................   4,994,000     739,362
    MIN XIN Holdings, Ltd..............................     856,418     625,939
*   Mingfa Group International Co., Ltd................     742,000     181,649
#   Minmetals Land, Ltd................................  16,273,205   1,761,397
    Minth Group, Ltd...................................     682,000   1,365,940
#*  MMG, Ltd...........................................  12,452,000   3,384,090
    MOBI Development Co., Ltd..........................     344,000      70,479
    Nature Home Holding Co., Ltd.......................     154,000      20,438
    New World China Land, Ltd..........................  23,518,600  14,547,211
    New World Department Store China, Ltd..............   1,374,000     304,608
    Nine Dragons Paper Holdings, Ltd...................  20,031,000  14,828,581
*   O-Net Communications Group, Ltd....................   2,566,000     650,564
    Overseas Chinese Town Asia Holdings, Ltd...........     332,000     157,938
    Parkson Retail Group, Ltd..........................   7,613,500   1,294,324
#   Peak Sport Products Co., Ltd.......................   6,491,000   1,579,035
#   Poly Property Group Co., Ltd.......................  26,305,488   9,967,850
#*  Pou Sheng International Holdings, Ltd..............  11,459,529   1,475,866
#   Powerlong Real Estate Holdings, Ltd................  12,443,000   2,324,818
*   Prosperity International Holdings HK, Ltd..........  17,540,000     588,282
    Qingling Motors Co., Ltd. Class H..................  10,286,000   3,301,634
*   Qunxing Paper Holdings Co., Ltd....................   5,020,071     244,777
*   Real Gold Mining, Ltd..............................   3,137,500     106,441
#   Real Nutriceutical Group, Ltd......................  11,046,000   2,671,585
#*  Renhe Commercial Holdings Co., Ltd.................  44,367,000   3,437,583
#   REXLot Holdings, Ltd...............................  37,241,621   2,420,708
    Samson Holding, Ltd................................   7,661,452   1,017,379
#*  Sany Heavy Equipment International
      Holdings Co., Ltd................................   5,202,000   1,132,816
*   Scud Group, Ltd....................................   3,368,000     338,872
*   Semiconductor Manufacturing International Corp..... 128,002,000  11,501,819
#*  Semiconductor Manufacturing International Corp.
      ADR..............................................   1,305,426   5,809,146
#   Shandong Chenming Paper Holdings, Ltd. Class H.....   4,106,318   2,005,695
#   Shanghai Industrial Holdings, Ltd..................   7,583,918  22,348,908
# Shanghai Industrial Urban Development Group, Ltd... 6,510,000 1,325,249 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................   4,844,000   1,632,161
    Shanghai Prime Machinery Co., Ltd. Class H.........   7,036,000   1,342,142
    Shenzhen International Holdings, Ltd...............   6,958,117  11,501,640
    Shenzhen Investment, Ltd...........................  31,764,440  12,279,603

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Shimao Property Holdings, Ltd....................... 19,700,535 $35,327,758
*   Shougang Concord International Enterprises Co.,
      Ltd............................................... 40,276,208   2,155,213
#   Shougang Fushan Resources Group, Ltd................ 38,860,594   5,850,078
#   Shui On Land, Ltd................................... 38,373,303  10,487,698
*   Sijia Group Co......................................  1,152,649      38,212
    Silver Grant International Industries, Ltd.......... 11,268,804   1,671,009
*   SIM Technology Group, Ltd...........................  8,253,000     462,633
    Sino-Ocean Land Holdings, Ltd....................... 37,601,102  25,917,967
    Sinofert Holdings, Ltd..............................  1,990,000     330,819
#*  Sinolink Worldwide Holdings, Ltd.................... 11,170,508   1,180,459
#   Sinopec Engineering Group Co., Ltd. Class H.........    333,500     272,535
#   Sinotrans Shipping, Ltd.............................  9,619,416   2,158,228
    Sinotrans, Ltd. Class H.............................    120,000      73,502
#   Sinotruk Hong Kong, Ltd.............................  9,159,835   4,817,660
    Skyworth Digital Holdings, Ltd...................... 19,777,176  15,181,388
    SMI Holdings Group, Ltd.............................  9,688,000     973,365
    SOHO China, Ltd..................................... 24,636,388  15,530,703
    Springland International Holdings, Ltd..............    121,000      41,445
*   SPT Energy Group, Inc...............................    610,000      76,105
*   SRE Group, Ltd...................................... 21,752,285   1,137,338
    Sunac China Holdings, Ltd...........................    383,000     341,935
#   TCC International Holdings, Ltd..................... 21,052,583   5,399,971
    Tian An China Investment Co., Ltd...................  6,400,000   3,831,919
#   Tiangong International Co., Ltd..................... 17,669,944   1,933,843
    Tianjin Port Development Holdings, Ltd.............. 20,369,657   4,174,299
*   Tianneng Power International, Ltd...................  6,764,280   3,129,173
    Tomson Group, Ltd...................................  1,498,282     351,953
    Tonly Electronics Holdings, Ltd.....................    204,330     155,245
    Top Spring International Holdings, Ltd..............     72,500      34,400
    TPV Technology, Ltd.................................  7,700,496   1,309,182
    Travelsky Technology, Ltd. Class H..................  5,084,500   6,152,945
    Trigiant Group, Ltd.................................    602,000     142,102
*   Trony Solar Holdings Co., Ltd.......................  8,775,000     133,567
*   V1 Group, Ltd.......................................  1,010,000      88,376
    Wasion Group Holdings, Ltd..........................    331,291     437,055
    Weiqiao Textile Co. Class H.........................  6,995,000   3,649,839
    Welling Holding, Ltd................................    176,000      35,179
    West China Cement, Ltd.............................. 29,858,000   5,386,988
#   Xiamen International Port Co., Ltd. Class H.........  8,780,000   2,693,846
    Xingda International Holdings, Ltd.................. 11,724,000   2,857,823
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H...........................................  4,171,000   3,728,395
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H...  2,690,000     360,493
    Xiwang Special Steel Co., Ltd.......................  5,905,000     730,478
    XTEP International Holdings, Ltd....................    697,500     303,339
#*  Yanchang Petroleum International, Ltd............... 21,710,000     649,247
#   Yanzhou Coal Mining Co., Ltd. Class H............... 10,112,000   5,766,334
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........     27,681     157,505
#   Yingde Gases Group Co., Ltd.........................    166,000      98,976
#   Yip's Chemical Holdings, Ltd........................    752,000     389,818
    Youyuan International Holdings, Ltd.................    693,251     149,280
    Yuanda China Holdings, Ltd..........................    824,000      50,453
    Yuexiu Property Co., Ltd............................ 92,352,786  18,212,832
#   Yuzhou Properties Co., Ltd..........................  9,816,960   2,177,231

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CHINA -- (Continued)
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H.........................................   424,600 $      213,472
    Zhong An Real Estate, Ltd......................... 7,219,800        792,077
    Zhongsheng Group Holdings, Ltd....................   172,500        104,234
    Zhuhai Holdings Investment Group, Ltd.............   256,000         44,515
#   Zoomlion Heavy Industry Science and
      Technology Co., Ltd............................. 8,052,600      4,325,607
                                                                 --------------
TOTAL CHINA...........................................            2,370,420,567
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA................................    27,152        200,812
    Cementos Argos SA.................................   526,344      1,803,825
    Constructora Conconcreto SA.......................    86,988         34,735
    Ecopetrol SA...................................... 1,789,081      1,000,146
#   Ecopetrol SA Sponsored ADR........................   371,085      4,189,550
*   Fabricato SA...................................... 2,440,238         15,167
    Grupo Argos SA....................................   522,228      3,155,127
    Grupo de Inversiones Suramericana SA.............. 1,005,213     12,914,195
    Grupo Nutresa SA..................................   463,927      3,563,217
    Mineros SA........................................    65,037         40,704
                                                                 --------------
TOTAL COLOMBIA........................................               26,917,478
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S........................................... 1,358,887     32,918,411
    Pegas Nonwovens SA................................   134,543      4,456,000
*   Unipetrol A.S..................................... 1,413,020     10,714,208
                                                                 --------------
TOTAL CZECH REPUBLIC..................................               48,088,619
                                                                 --------------
GREECE -- (0.1%)
*   Alpha Bank AE..................................... 6,054,491      1,769,358
    Bank of Greece....................................    26,513        273,144
*   Ellaktor SA....................................... 1,053,403      1,928,657
*   Elval - Hellenic Aluminium Industry SA............     8,595         13,503
*   GEK Terna Holding Real Estate Construction SA.....   826,303      1,437,069
    Hellenic Petroleum SA.............................   426,008      2,039,511
*   Intracom Holdings SA.............................. 1,511,057        645,516
*   Intralot SA-Integrated Lottery Systems &
      Services........................................    76,173        138,875
*   Marfin Investment Group Holdings SA...............    74,389          9,718
*   Mytilineos Holdings SA............................   523,731      3,083,187
*   Piraeus Bank SA................................... 3,363,961      1,221,784
*   Terna Energy SA...................................    18,509         56,247
                                                                 --------------
TOTAL GREECE..........................................               12,616,569
                                                                 --------------
HUNGARY -- (0.5%)
*   FHB Mortgage Bank P.L.C...........................     3,954         10,877
    MOL Hungarian Oil & Gas P.L.C.....................   208,447     10,980,478
    OTP Bank P.L.C.................................... 3,533,832     72,420,285
                                                                 --------------
TOTAL HUNGARY.........................................               83,411,640
                                                                 --------------
INDIA -- (10.0%)
    Aarti Industries..................................    82,819        537,766
    Aban Offshore, Ltd................................   387,730      1,799,773
*   ABG Shipyard, Ltd.................................    91,428        256,173
    ACC, Ltd..........................................   122,456      2,647,990

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Adani Enterprises, Ltd..............................  3,495,161 $ 4,736,494
    Adani Ports & Special Economic Zone, Ltd............  4,936,216  25,032,843
*   Adani Power, Ltd.................................... 11,229,682   4,795,236
*   Adani Transmissions, Ltd............................  3,495,161   1,504,510
    Aditya Birla Nuvo, Ltd..............................    836,028  28,511,270
    Aegis Logistics, Ltd................................      2,377      32,531
    Alembic, Ltd........................................    397,146     306,014
    Allahabad Bank......................................  1,939,760   2,773,843
    Allcargo Logistics, Ltd.............................     72,456     339,784
*   Alok Industries, Ltd................................ 12,063,941   1,220,059
    Ambuja Cements, Ltd.................................    207,496     753,926
    Amtek Auto, Ltd.....................................  1,692,205   4,442,080
    Anant Raj, Ltd......................................    657,518     422,175
    Andhra Bank.........................................  2,475,148   2,855,892
    Apar Industries, Ltd................................    116,469     774,665
    Apollo Tyres, Ltd...................................  5,231,494  16,504,309
*   Arvind Infrastructure, Ltd..........................    383,891          --
    Arvind, Ltd.........................................  4,290,864  21,218,081
    Ashoka Buildcon, Ltd................................     25,656      73,780
    Atul, Ltd...........................................     17,491     347,047
    Axis Bank, Ltd......................................  1,026,236   9,193,118
    Bajaj Finance, Ltd..................................     60,850   5,194,990
    Bajaj Finserv, Ltd..................................    190,559   5,484,115
    Bajaj Holdings & Investment, Ltd....................    403,455   9,202,919
    Balkrishna Industries, Ltd..........................     60,748     643,183
    Ballarpur Industries, Ltd...........................  4,422,774   1,041,612
    Balmer Lawrie & Co., Ltd............................    204,983   2,023,777
*   Balrampur Chini Mills, Ltd..........................  2,766,805   2,184,425
    Bank of Baroda......................................  6,161,280  17,133,738
    Bank of India.......................................  1,412,972   3,608,374
    Bank Of Maharashtra.................................  1,297,860     777,644
    BGR Energy Systems, Ltd.............................    169,812     321,621
    Bharat Electronics, Ltd.............................     10,591     655,890
    Bharat Heavy Electricals, Ltd....................... 11,740,848  50,906,760
    Bharti Airtel, Ltd..................................  5,720,505  37,396,787
    Bhushan Steel, Ltd..................................    504,598     463,695
    Biocon, Ltd.........................................    525,827   3,746,497
    Birla Corp., Ltd....................................    158,469   1,097,011
    Bombay Dyeing & Manufacturing Co., Ltd..............  1,567,477   2,134,056
    Brigade Enterprises, Ltd............................    133,913     300,049
    Cairn India, Ltd....................................  8,437,853  22,729,233
    Canara Bank.........................................  1,234,090   5,301,732
    Castex Technologies, Ltd............................  1,147,542   3,170,146
    Ceat, Ltd...........................................    314,133   4,490,101
    Central Bank Of India...............................  1,086,994   1,787,624
    Century Textiles & Industries, Ltd..................    706,453   7,750,243
    Chambal Fertilizers and Chemicals, Ltd..............  2,884,240   2,717,794
    City Union Bank, Ltd................................  1,408,062   2,221,846
*   Claris Lifesciences, Ltd............................     74,868     293,772
    Coromandel International, Ltd.......................    113,996     429,865
    Corp. Bank..........................................  1,894,271   1,507,399
    Cox & Kings, Ltd....................................  1,006,854   4,582,497
*   Cranes Software International, Ltd..................    114,443       4,626

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Crompton Greaves, Ltd...............................    672,183 $ 1,932,675
    Cyient, Ltd.........................................     39,171     332,291
    Dalmia Bharat, Ltd..................................    167,168   1,851,718
*   DB Realty, Ltd......................................  1,101,045   1,058,557
*   DCB Bank, Ltd.......................................  2,738,522   5,621,552
    DCM Shriram, Ltd....................................    357,564     691,624
    Deepak Fertilisers & Petrochemicals Corp., Ltd......    615,374   1,354,919
*   DEN Networks, Ltd...................................    391,341     988,328
    Dena Bank...........................................    864,338     610,205
    Dewan Housing Finance Corp., Ltd....................    115,020     863,621
    Dishman Pharmaceuticals & Chemicals, Ltd............    848,828   2,762,110
    DLF, Ltd............................................  7,736,081  13,870,679
    Edelweiss Financial Services, Ltd...................  2,216,008   2,260,231
    Eicher Motors, Ltd..................................      3,085     918,480
    EID Parry India, Ltd................................  1,075,036   2,489,607
    EIH, Ltd............................................    964,865   1,693,155
    Electrosteel Castings, Ltd..........................    894,946     297,678
    Engineers India, Ltd................................    177,303     669,834
*   Eros International Media, Ltd.......................    522,421   4,748,395
    Escorts, Ltd........................................    845,361   1,852,460
*   Essar Oil, Ltd......................................    963,947   2,900,943
    Essar Ports, Ltd....................................    736,284   1,198,969
    Essel Propack, Ltd..................................    850,558   2,041,044
    Eveready Industries India, Ltd......................    120,051     617,656
    Exide Industries, Ltd...............................    427,319     972,242
    FDC, Ltd............................................     24,663      63,799
    Federal Bank, Ltd................................... 16,347,290  17,194,915
    Financial Technologies India, Ltd...................    252,944     586,512
    Finolex Cables, Ltd.................................    688,924   2,737,901
    Finolex Industries, Ltd.............................    482,398   2,075,321
*   Firstsource Solutions, Ltd..........................  5,132,212   2,747,456
*   Fortis Healthcare, Ltd..............................    832,604   2,474,519
    Future Retail, Ltd..................................  1,413,098   2,706,886
    Gabriel India, Ltd..................................     60,232      81,775
    GAIL India, Ltd.....................................  4,631,709  25,628,609
    Gateway Distriparks, Ltd............................    113,322     656,404
    Gati, Ltd...........................................    322,735     903,579
    Geometric, Ltd......................................    125,451     251,100
    GIC Housing Finance, Ltd............................     31,032     103,770
    Global Offshore Services, Ltd.......................     19,600     187,473
    Godrej Properties, Ltd..............................    109,656     458,351
    Graphite India, Ltd.................................    725,730     902,834
    Grasim Industries, Ltd..............................     15,142     876,980
    Great Eastern Shipping Co., Ltd. (The)..............  1,066,697   5,783,392
    Greaves Cotton, Ltd.................................      9,635      22,386
    Gujarat Alkalies & Chemicals, Ltd...................    475,031   1,247,209
    Gujarat Fluorochemicals, Ltd........................    359,546   3,971,809
    Gujarat Mineral Development Corp., Ltd..............  1,310,807   1,865,281
    Gujarat Narmada Valley Fertilizers &
       Chemicals, Ltd...................................    729,530     733,415
    Gujarat State Fertilisers & Chemicals, Ltd..........  2,186,080   2,494,876
    Gujarat State Petronet, Ltd.........................  2,784,319   5,612,177
    Gulf Oil Corp., Ltd.................................     76,678     196,506
    Gulf Oil Lubricants India, Ltd......................    113,892     864,775

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    HBL Power Systems, Ltd.............................     74,867 $     57,382
*   HCL Infosystems, Ltd...............................    462,162      327,635
    HEG, Ltd...........................................    176,205      515,649
*   HeidelbergCement India, Ltd........................    237,120      269,557
*   Hexa Tradex, Ltd...................................     85,729       30,292
    Hikal, Ltd.........................................     11,455       23,071
*   Himachal Futuristic Communications, Ltd............  2,184,021      450,307
    Hindalco Industries, Ltd........................... 20,885,386   34,211,008
    Hinduja Global Solutions, Ltd......................     60,085      466,242
*   Hindustan Construction Co., Ltd....................  5,073,959    1,757,467
*   Hotel Leela Venture, Ltd...........................    466,035      156,595
    HSIL, Ltd..........................................    319,197    1,492,228
    HT Media, Ltd......................................    412,803      566,499
    Huhtamaki PPL, Ltd.................................      3,997       18,860
    ICICI Bank, Ltd....................................  2,618,631   12,326,756
    ICICI Bank, Ltd. Sponsored ADR..................... 16,722,630  168,396,884
    IDBI Bank, Ltd.....................................  2,555,651    2,613,480
    Idea Cellular, Ltd.................................  5,139,829   13,879,811
    IDFC, Ltd..........................................  6,072,777   14,174,440
    IFCI, Ltd..........................................  6,602,323    2,556,296
    IIFL Holdings, Ltd.................................  2,902,678    8,879,432
    IL&FS Transportation Networks, Ltd.................    228,248      527,891
*   India Cements, Ltd. (The)..........................  5,080,767    7,334,478
    Indiabulls Housing Finance, Ltd....................  1,795,884   20,700,193
    Indian Bank........................................  1,296,215    2,674,852
*   Indian Hotels Co., Ltd.............................  4,834,889    7,099,639
*   Inox Leisure, Ltd..................................     37,580      137,012
*   Intellect Design Arena, Ltd........................    969,923    2,109,244
    J Kumar Infraprojects, Ltd.........................     14,660      169,032
    Jain Irrigation Systems, Ltd.......................  7,536,121    8,741,574
*   Jaiprakash Associates, Ltd......................... 17,658,065    2,654,886
    Jammu & Kashmir Bank, Ltd. (The)...................  3,187,981    5,207,379
*   Jaypee Infratech, Ltd..............................  7,061,764    1,506,414
    JB Chemicals & Pharmaceuticals, Ltd................    478,490    2,118,001
    JBF Industries, Ltd................................    260,776    1,218,618
    Jindal Poly Films, Ltd.............................    243,966    1,177,884
    Jindal Saw, Ltd....................................  2,724,705    3,237,152
    Jindal Steel & Power, Ltd..........................  5,575,338    6,830,549
    JK Cement, Ltd.....................................    248,668    2,620,237
    JK Lakshmi Cement, Ltd.............................    457,907    2,404,117
    JK Tyre & Industries, Ltd..........................  1,555,459    2,779,506
    JM Financial, Ltd..................................  4,648,827    3,776,213
    JSW Energy, Ltd....................................  8,856,096   11,607,049
    JSW Steel, Ltd.....................................  1,999,779   25,891,366
    Jubilant Life Sciences, Ltd........................    947,274    3,876,137
    Kakinada Fertilizers, Ltd..........................  2,082,494       68,271
    Kalpataru Power Transmission, Ltd..................    798,023    3,382,458
    Karnataka Bank, Ltd. (The).........................  2,035,562    4,446,313
    Karur Vysya Bank, Ltd. (The).......................    380,350    2,826,615
    KEC International, Ltd.............................  1,669,525    3,785,393
*   Kesoram Industries, Ltd............................    805,353    1,210,218
    Kirloskar Brothers, Ltd............................      2,141        7,274
    Kirloskar Oil Engines, Ltd.........................    293,581    1,487,010

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Kolte-Patil Developers, Ltd..........................   276,886 $   830,248
    Kotak Mahindra Bank, Ltd.............................   385,119   4,178,362
    KPIT Technologies, Ltd...............................   715,190   1,240,736
    KRBL, Ltd............................................   572,840   1,674,386
    L&T Finance Holdings, Ltd............................   719,930     795,289
    Lakshmi Machine Works, Ltd...........................       667      37,336
    LIC Housing Finance, Ltd.............................   245,528   1,908,974
    Maharashtra Seamless, Ltd............................    95,955     277,371
    Mahindra & Mahindra Financial Services, Ltd..........   179,612     722,767
    Mahindra & Mahindra, Ltd.............................   487,946  10,327,341
    Mahindra Holidays & Resorts India, Ltd...............     9,675      43,484
    Mahindra Lifespace Developers, Ltd...................   177,498   1,233,945
*   Manaksia Steels, Ltd.................................     1,986         245
    Manappuram Finance, Ltd..............................   200,053      85,196
    MAX India, Ltd.......................................    30,211     256,883
    McLeod Russel India, Ltd.............................   891,477   3,143,349
    Mercator, Ltd........................................   810,649     275,732
    Merck, Ltd...........................................    52,269     667,800
    Metalyst Forgings, Ltd...............................    76,240     146,189
    MOIL, Ltd............................................     4,675      16,975
    Motilal Oswal Financial Services, Ltd................     4,955      27,490
    Mphasis, Ltd.........................................   235,348   1,546,795
    MRF, Ltd.............................................    11,094   7,074,928
    Muthoot Finance, Ltd.................................    12,732      39,480
    National Aluminium Co., Ltd.......................... 4,234,010   2,339,329
    Nava Bharat Ventures, Ltd............................    68,819     180,448
    NCC, Ltd............................................. 7,024,603   8,991,137
    NIIT Technologies, Ltd...............................   583,685   4,393,122
    NIIT, Ltd............................................   195,137     248,219
*   Nirvikara Paper Mills, Ltd...........................     3,846       4,510
    Noida Toll Bridge Co., Ltd...........................   112,570      43,497
    Oberoi Realty, Ltd...................................   442,952   1,811,291
    OCL India, Ltd.......................................   101,606     828,990
    OMAXE, Ltd...........................................   684,458   1,435,284
    Orient Cement, Ltd...................................   567,622   1,639,396
    Oriental Bank of Commerce............................   975,550   2,593,699
*   Parsvnath Developers, Ltd............................ 1,080,235     321,894
    PC Jeweller, Ltd.....................................   520,022   3,721,128
    Peninsula Land, Ltd..................................    31,142      12,486
    Petronet LNG, Ltd.................................... 1,646,006   4,941,253
*   Pipavav Defence & Offshore Engineering Co., Ltd......    22,287      20,881
    Piramal Enterprises, Ltd.............................   729,407  10,418,998
*   Plethico Pharmaceuticals, Ltd........................    26,075      13,447
    Polaris Consulting & Services Ltd.................... 1,297,935   3,863,678
    Power Finance Corp., Ltd.............................   293,599   1,126,299
    Praj Industries, Ltd................................. 1,147,409   1,962,599
    Prakash Industries, Ltd..............................    97,938      42,457
    Prestige Estates Projects, Ltd.......................    44,485     152,772
*   Prism Cement, Ltd....................................   252,722     421,746
    PTC India Financial Services, Ltd.................... 3,594,071   2,388,271
    PTC India, Ltd....................................... 4,473,081   4,807,531
*   Punj Lloyd, Ltd...................................... 1,476,964     619,401
    Puravankara Projects, Ltd............................   447,783     481,886

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Radico Khaitan, Ltd................................    661,819 $    971,246
    Rain Industries, Ltd...............................  1,984,043    1,313,710
    Rajesh Exports, Ltd................................    287,502    2,356,051
    Ramco Cements, Ltd. (The)..........................    425,447    2,366,469
    Ratnamani Metals & Tubes, Ltd......................      1,406       12,415
*   RattanIndia Infrastructure, Ltd....................  5,485,056      217,771
    Raymond, Ltd.......................................    695,440    5,128,630
    Redington India, Ltd...............................  1,343,087    2,470,489
*   REI Agro, Ltd......................................  3,470,846       27,123
    Reliance Capital, Ltd..............................  1,319,922    8,006,410
*   Reliance Communications, Ltd....................... 10,875,991   11,928,448
    Reliance Industries, Ltd........................... 21,152,195  330,151,349
    Reliance Industries, Ltd. GDR......................     96,093    2,992,788
*   Reliance Power, Ltd................................  8,995,421    5,960,149
    Rolta India, Ltd...................................  1,938,528    3,437,728
    Ruchi Soya Industries, Ltd.........................  2,042,966    1,172,426
    Rural Electrification Corp., Ltd...................  2,833,059   11,967,281
*   Sanghvi Movers, Ltd................................     20,143      116,198
*   Shipping Corp. of India, Ltd.......................  2,532,870    2,557,791
*   Shree Renuka Sugars, Ltd...........................  1,858,111      255,019
    Simplex Infrastructures, Ltd.......................     49,926      288,758
    Sintex Industries, Ltd.............................  6,334,005   11,437,959
    Sobha, Ltd.........................................    821,293    4,486,497
    Sonata Software, Ltd...............................     56,181      136,037
    South Indian Bank, Ltd. (The)......................  9,469,013    3,371,407
    SREI Infrastructure Finance, Ltd...................  1,470,670      860,349
    SRF, Ltd...........................................    380,429    8,177,500
    State Bank of Bikaner & Jaipur.....................     50,954      423,705
    State Bank of India................................ 19,322,648   81,066,436
    Sterlite Technologies, Ltd.........................  2,510,446    3,978,505
    Styrolution ABS India, Ltd.........................     28,114      323,723
    Sun TV Network, Ltd................................    275,170    1,442,737
    Sundram Fasteners, Ltd.............................     37,667      103,978
    Sunteck Realty, Ltd................................     14,643       61,406
    Syndicate Bank.....................................  2,656,650    3,927,372
    TAKE Solutions, Ltd................................    142,490      326,161
    Tamil Nadu Newsprint & Papers, Ltd.................     77,579      241,540
    Tata Chemicals, Ltd................................  1,373,788   10,492,520
    Tata Global Beverages, Ltd.........................  6,324,030   13,794,118
*   Tata Motors, Ltd...................................  8,657,646   51,803,658
    Tata Motors, Ltd. Sponsored ADR....................    172,249    5,108,905
    Tata Steel, Ltd....................................  7,652,900   29,355,185
    Techno Electric & Engineering Co., Ltd.............     25,024      205,132
*   Teledata Marine Solutions, Ltd.....................    267,258           --
    Time Technoplast, Ltd..............................  1,037,322    1,066,044
    Transport Corp. of India, Ltd......................     23,508       97,216
    Tube Investments of India, Ltd.....................    560,176    3,457,938
*   TV18 Broadcast, Ltd................................  6,105,867    3,534,494
    UCO Bank...........................................  4,829,979    3,957,887
    Uflex, Ltd.........................................    391,028      968,954
    Unichem Laboratories, Ltd..........................    284,229    1,123,782
    Union Bank of India................................  1,264,528    3,458,645
*   Unitech, Ltd....................................... 37,045,083    4,354,507

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
    UPL, Ltd........................................   4,646,896 $   38,734,569
*   Usha Martin, Ltd................................   1,479,392        413,052
*   Uttam Galva Steels, Ltd.........................      39,334         21,155
    VA Tech Wabag, Ltd..............................       2,562         30,580
    Vardhman Textiles, Ltd..........................     245,716      3,062,249
    Vedanta Ltd.....................................  18,097,080     36,604,674
    Vedanta, Ltd. ADR...............................   1,688,607     13,593,290
    Videocon Industries, Ltd........................     769,833      1,852,234
    Vijaya Bank.....................................   2,755,081      1,754,990
    Welspun Corp., Ltd..............................   1,989,839      4,547,845
*   Welspun Enterprises, Ltd........................     940,128        911,684
    Welspun India, Ltd..............................     127,227      1,774,575
    Wipro, Ltd......................................     320,430      2,854,379
    Wockhardt, Ltd..................................     470,831     11,539,931
    Yes Bank, Ltd...................................      31,374        405,352
    Zensar Technologies, Ltd........................     113,506      1,684,475
    Zuari Agro Chemicals, Ltd.......................      61,966        186,977
                                                                 --------------
TOTAL INDIA.........................................              1,740,386,736
                                                                 --------------
INDONESIA -- (2.5%)
    Adaro Energy Tbk PT............................. 314,854,600     13,725,775
    Adhi Karya Persero Tbk PT.......................   3,576,300        607,423
    Agung Podomoro Land Tbk PT...................... 137,626,100      3,761,209
    Alam Sutera Realty Tbk PT....................... 254,445,500      9,483,438
*   Aneka Tambang Persero Tbk PT....................  84,765,900      2,970,875
    Asahimas Flat Glass Tbk PT......................   5,164,900      2,699,977
    Astra Graphia Tbk PT............................     436,900         64,250
*   Bakrie and Brothers Tbk PT...................... 650,371,250        480,777
*   Bakrie Sumatera Plantations Tbk PT.............. 111,492,900        412,097
*   Bakrie Telecom Tbk PT........................... 252,426,500        933,012
*   Bakrieland Development Tbk PT................... 463,036,346      1,711,463
    Bank Bukopin Tbk PT.............................  62,505,733      2,886,261
    Bank Danamon Indonesia Tbk PT...................  36,143,754     11,220,933
    Bank Mandiri Persero Tbk PT.....................  72,555,831     50,939,537
    Bank Negara Indonesia Persero Tbk PT............ 104,245,141     36,639,013
*   Bank Pan Indonesia Tbk PT....................... 143,785,801     11,306,153
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT........................................  33,591,400      1,999,746
    Bank Permata Tbk PT.............................     220,272         25,241
    Bank Tabungan Negara Persero Tbk PT.............  70,996,627      6,136,799
*   Barito Pacific Tbk PT...........................  15,599,000        255,585
    Benakat Integra Tbk PT.......................... 142,047,100      1,049,315
*   Berlian Laju Tanker Tbk PT...................... 128,161,466             --
    BISI International Tbk PT.......................  15,161,500      1,544,237
*   Budi Starch & Sweetener Tbk PT..................   9,238,200         58,070
*   Bumi Resources Tbk PT...........................  86,715,500        320,350
    Bumi Serpong Damai Tbk PT.......................  75,641,600      9,994,353
*   Central Proteina Prima Tbk PT...................  32,309,300        119,256
    Charoen Pokphand Indonesia Tbk PT...............  28,580,830      5,349,534
    Ciputra Development Tbk PT...................... 138,401,100     10,733,043
    Ciputra Property Tbk PT.........................  44,581,000      1,744,918
    Ciputra Surya Tbk PT............................  17,274,800      3,448,774
*   Clipan Finance Indonesia Tbk PT.................   2,995,500         74,536
*   Darma Henwa Tbk PT.............................. 191,433,942        707,573

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
*   Davomas Abadi Tbk PT...............................  54,906,800 $        --
*   Delta Dunia Makmur Tbk PT..........................  59,445,700     302,339
    Eagle High Plantations Tbk PT......................  28,146,200     810,188
    Elnusa Tbk PT......................................  89,667,800   2,555,266
*   Energi Mega Persada Tbk PT......................... 573,813,078   2,372,183
    Erajaya Swasembada Tbk PT..........................  29,393,300   1,139,170
*   Ever Shine Textile Tbk PT..........................  19,342,215     264,521
*   Exploitasi Energi Indonesia Tbk PT.................     744,100       2,922
    Express Transindo Utama Tbk PT.....................   8,132,300     558,347
    Gajah Tunggal Tbk PT...............................  36,605,200   2,028,885
*   Garuda Indonesia Persero Tbk PT....................  34,928,481   1,127,578
    Global Mediacom Tbk PT.............................  98,528,100   9,057,308
*   Great River International Tbk PT...................   1,788,000          --
    Gudang Garam Tbk PT................................   1,586,900   5,803,141
    Harum Energy Tbk PT................................  17,264,100   1,270,146
    Hexindo Adiperkasa Tbk PT..........................   1,364,644     233,493
    Holcim Indonesia Tbk PT............................  26,030,300   2,732,001
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  39,421,700   2,795,082
*   Indika Energy Tbk PT...............................  28,170,800     604,032
    Indo Tambangraya Megah Tbk PT......................   2,489,500   1,784,954
*   Indo-Rama Synthetics Tbk PT........................      41,500       2,333
    Indofood Sukses Makmur Tbk PT......................  75,419,200  33,984,643
    Intiland Development Tbk PT........................ 121,417,800   5,065,961
    Japfa Comfeed Indonesia Tbk PT.....................  33,002,450   1,072,531
    Jaya Real Property Tbk PT.......................... 121,512,300   8,708,857
    Kawasan Industri Jababeka Tbk PT................... 344,136,375   6,557,775
*   Lippo Cikarang Tbk PT..............................     679,700     416,873
    Lippo Karawaci Tbk PT.............................. 323,700,849  27,620,722
    Malindo Feedmill Tbk PT............................     226,700      22,678
    Matahari Putra Prima Tbk PT........................  11,853,800   2,539,904
    Mayora Indah Tbk PT................................   3,381,300   6,943,718
    Medco Energi Internasional Tbk PT..................  27,980,500   5,314,054
    Metrodata Electronics Tbk PT.......................   1,496,674      78,044
    Mitra Pinasthika Mustika Tbk PT....................   1,984,700      99,207
    MNC Investama Tbk PT............................... 319,745,100   6,757,175
    Modernland Realty Tbk PT...........................  84,004,600   3,071,912
    Multipolar Tbk PT..................................  63,216,500   2,730,844
*   Nusantara Infrastructure Tbk PT.................... 178,751,900   2,324,637
    Pabrik Kertas Tjiwi Kimia Tbk PT...................     929,000      45,263
    Pan Brothers Tbk PT................................  39,964,150   1,949,603
*   Panin Financial Tbk PT............................. 172,344,300   3,475,502
*   Paninvest Tbk PT...................................  30,871,000   1,563,010
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT...........................................  74,609,884   7,462,487
    Petrosea Tbk PT....................................   2,720,400      77,305
    Ramayana Lestari Sentosa Tbk PT....................  54,593,100   2,820,547
    Salim Ivomas Pratama Tbk PT........................  42,352,300   1,673,681
    Sampoerna Agro PT..................................  11,712,641   1,442,201
    Samudera Indonesia Tbk PT..........................       6,100       3,074
    Selamat Sempurna Tbk PT............................  11,282,200   3,960,076
    Semen Baturaja Persero Tbk PT......................  18,499,500     411,497
*   Sentul City Tbk PT.................................  80,474,100     517,251
*   Sigmagold Inti Perkasa Tbk PT......................  30,290,700     982,828
    Sinar Mas Agro Resources & Technology Tbk PT.......   7,806,900   2,608,268

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Sinar Mas Multiartha Tbk PT.......................       2,000 $        739
    Sri Rejeki Isman Tbk PT........................... 141,012,700    4,898,278
*   Surya Dumai Industri Tbk..........................   5,145,000           --
    Surya Semesta Internusa Tbk PT....................  62,216,200    3,630,862
    Surya Toto Indonesia Tbk PT.......................     582,800      207,641
*   Suryainti Permata Tbk PT..........................  17,378,000           --
    Tiga Pilar Sejahtera Food Tbk.....................  29,235,822    4,155,831
    Timah Persero Tbk PT..............................  69,185,360    3,097,104
    Trias Sentosa Tbk PT..............................     336,500        6,455
*   Trimegah Securities Tbk PT........................   7,903,000       32,707
*   Truba Alam Manunggal Engineering PT............... 129,244,500       47,771
    Tunas Baru Lampung Tbk PT.........................  20,427,800      754,016
    Tunas Ridean Tbk PT...............................  42,848,500    2,028,425
    Ultrajaya Milk Industry & Trading Co. Tbk PT......   8,688,600    2,488,417
    Unggul Indah Cahaya Tbk PT........................     319,635       37,515
    United Tractors Tbk PT............................  18,227,100   27,188,821
    Vale Indonesia Tbk PT.............................  45,417,800    6,564,813
*   Visi Media Asia Tbk PT............................  15,238,600      512,546
    Wintermar Offshore Marine Tbk PT..................   4,975,398       93,906
*   XL Axiata Tbk PT..................................     291,500       63,811
                                                                   ------------
TOTAL INDONESIA.......................................              426,959,198
                                                                   ------------
ISRAEL -- (0.0%)
    Liberty Properties, Ltd...........................       2,467        2,699
                                                                   ------------
MALAYSIA -- (3.8%)
*   Adventa Bhd.......................................      62,000       16,253
#   Affin Holdings Bhd................................  12,197,150    8,077,457
    Ahmad Zaki Resources Bhd..........................     164,200       28,310
#   AirAsia BHD.......................................  28,932,300   10,288,559
#*  Alam Maritim Resources Bhd........................  10,266,300    1,337,805
    Alliance Financial Group Bhd......................  15,598,900   17,291,547
    Allianz Malaysia Bhd..............................      28,800       85,185
#   AMMB Holdings Bhd.................................  23,747,862   34,689,979
    Ann Joo Resources Bhd.............................   2,973,600      714,279
    APM Automotive Holdings Bhd.......................     745,300      857,407
    Batu Kawan Bhd....................................   2,084,450    9,937,477
    Benalec Holdings Bhd..............................  10,058,300    1,563,680
    Berjaya Assets Bhd................................     355,600       75,451
#   Berjaya Corp. Bhd.................................  50,634,280    5,160,328
    Berjaya Land Bhd..................................  13,220,000    2,437,793
#   BIMB Holdings Bhd.................................   3,411,807    3,684,793
    Bina Darulaman Bhd................................     162,600       34,831
    BLD Plantation Bhd................................       6,600       14,142
#   Boustead Holdings Bhd.............................   7,060,098    7,451,709
    Boustead Plantations Bhd..........................   1,491,900      538,024
#*  Bumi Armada Bhd...................................  11,637,200    3,366,256
    Cahya Mata Sarawak Bhd............................   4,181,800    6,368,672
    Can-One Bhd.......................................     401,400      253,259
    CB Industrial Product Holding Bhd.................   1,722,100      891,142

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Chin Teck Plantations Bhd...........................    309,100 $   765,779
#   Coastal Contracts Bhd...............................  3,151,100   2,033,393
    Crescendo Corp. Bhd.................................    259,800     154,961
    CSC Steel Holdings Bhd..............................  1,921,456     501,061
*   Datuk Keramik Holdings Bhd..........................    127,000          --
*   Daya Materials Bhd.................................. 14,638,800     440,810
    DRB-Hicom Bhd....................................... 19,826,300   7,361,200
#   Eastern & Oriental Bhd.............................. 14,158,216   6,555,633
*   ECM Libra Financial Group Bhd.......................  2,217,050     794,670
*   Evergreen Fibreboard Bhd............................  2,336,326   1,199,513
    FAR East Holdings Bhd...............................    403,800     873,855
    Felda Global Ventures Holdings Bhd..................     96,300      42,421
*   Fountain View Development Bhd.......................  2,573,200          --
#   Genting Bhd......................................... 11,899,000  25,303,795
#   Genting Malaysia Bhd................................ 36,079,000  40,287,003
*   Global Oriental Bhd.................................  1,283,100     166,208
    Glomac Bhd..........................................  7,330,600   1,677,691
    Goldis Bhd..........................................  3,223,995   1,940,612
    GuocoLand Malaysia Bhd..............................  2,804,100     937,874
#   HAP Seng Consolidated Bhd........................... 12,536,400  17,667,379
    Hap Seng Plantations Holdings Bhd...................  3,801,700   2,486,236
    Hiap Teck Venture Bhd...............................  1,476,900     142,886
#   Hong Leong Financial Group Bhd......................  2,564,051  10,623,170
    Hong Leong Industries Bhd...........................  1,206,200   1,662,456
    Hua Yang Bhd........................................  1,663,233     825,740
    Hume Industries Bhd.................................    896,084     890,653
    Hwang Capital Malaysia Bhd..........................    102,700      55,588
    I Bhd...............................................     84,900      14,844
#   IJM Corp. Bhd....................................... 30,631,509  54,545,751
#   IJM Plantations Bhd.................................    201,100     184,102
#   Insas Bhd...........................................  6,052,400   1,288,486
    IOI Properties Group Bhd............................     44,500      22,227
#*  Iris Corp. Bhd...................................... 22,872,800   1,522,798
*   Iskandar Waterfront City Bhd........................  1,432,000     374,717
*   JAKS Resources Bhd..................................  8,435,800   2,160,255
#   Jaya Tiasa Holdings Bhd.............................  6,023,133   2,185,321
#   JCY International Bhd............................... 11,630,100   2,250,784
    K&N Kenanga Holdings Bhd............................  2,020,487     362,022
*   Karambunai Corp. Bhd................................  7,755,600     111,182
    Keck Seng Malaysia Bhd..............................  2,515,500   3,420,523
*   Kian JOO CAN Factory Bhd............................  4,777,380   3,912,697
*   KIG Glass Industrial Bhd............................    260,000          --
    Kim Loong Resources Bhd.............................    522,800     403,474
    Kimlun Corp. Bhd....................................    815,300     287,946
    KLCCP Stapled Group.................................  3,116,000   5,773,529
#*  KNM Group Bhd....................................... 34,809,490   5,260,142
*   Kretam Holdings Bhd.................................  4,212,000     474,775
#   KSL Holdings Bhd....................................  8,338,751   3,624,358
*   KUB Malaysia Bhd....................................  5,665,100     561,394
    Kulim Malaysia Bhd..................................  8,881,200   5,802,799
    Kumpulan Fima Bhd...................................  2,356,300   1,236,964
    Kumpulan Perangsang Selangor Bhd....................  4,398,100   1,585,203
    Kwantas Corp. Bhd...................................    288,400     126,333

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Land & General BHD.................................. 15,111,200 $ 1,719,757
*   Landmarks Bhd.......................................  2,119,208     680,894
    LBS Bina Group Bhd..................................  3,482,400   1,364,602
*   Lion Industries Corp. Bhd...........................  5,737,681     479,232
    Magnum Bhd..........................................  5,285,900   3,729,005
    Mah Sing Group Bhd.................................. 12,771,262   5,073,482
#   Malayan Banking Bhd.................................    222,470     534,822
    Malayan Flour Mills Bhd.............................  3,117,950   1,066,459
#   Malaysia Airports Holdings Bhd......................  4,358,654   6,757,059
    Malaysia Building Society Bhd.......................     48,800      23,050
#*  Malaysia Marine and Heavy Engineering Holdings Bhd..  2,939,300     875,095
    Malaysian Bulk Carriers Bhd.........................  4,604,925   1,227,873
    Malaysian Pacific Industries Bhd....................  1,422,875   2,692,274
#   Malaysian Resources Corp. Bhd....................... 17,812,000   5,036,253
    Malton Bhd..........................................  4,462,500     933,801
#   MBM Resources BHD...................................  2,727,403   2,429,773
#   Media Prima Bhd.....................................  5,282,100   1,839,512
    Mega First Corp. Bhd................................  1,381,900     846,589
#   MISC Bhd............................................ 15,322,904  31,241,072
    MK Land Holdings Bhd................................  9,068,000     900,197
    MKH Bhd.............................................  2,994,970   1,900,617
    MMC Corp. Bhd....................................... 16,013,580   9,176,378
    MNRB Holdings Bhd...................................  1,702,600   1,681,593
    Muda Holdings Bhd...................................    148,500      48,910
#   Mudajaya Group Bhd..................................  4,318,700   1,321,106
    Muhibbah Engineering M Bhd..........................  3,866,300   2,281,129
*   Mulpha International Bhd............................ 24,128,100   2,176,305
    Naim Holdings Bhd...................................  3,145,200   1,967,949
    NCB Holdings Bhd....................................  1,456,000   1,506,268
    Negri Sembilan Oil Palms Bhd........................    166,800     204,874
    Oriental Holdings Bhd...............................  3,638,979   6,994,385
#   OSK Holdings Bhd....................................  7,175,471   3,379,616
    Pacific & Orient Bhd................................    334,330     121,958
    Panasonic Manufacturing Malaysia Bhd................    382,080   2,250,388
    Pantech Group Holdings Bhd..........................  3,565,100     628,456
*   Paracorp Bhd........................................    252,000          --
    Paramount Corp. Bhd.................................  1,660,525     860,191
#*  Parkson Holdings Bhd................................  7,665,976   2,691,310
#   Perdana Petroleum Bhd...............................  5,059,880   2,045,294
    Pie Industrial Bhd..................................    388,320     712,135
    PJ Development Holdings Bhd.........................  4,756,000   1,927,413
#   Pos Malaysia Bhd....................................    589,717     660,871
#   PPB Group Bhd.......................................  8,426,666  34,040,833
    Press Metal Bhd.....................................  6,455,362   4,148,883
*   Prime Utilities Bhd.................................     39,000          --
    Protasco Bhd........................................  3,481,200   1,592,163
    RCE Capital Bhd.....................................  3,918,000     342,571
#   RHB Capital Bhd..................................... 11,296,846  21,963,222
*   Rimbunan Sawit Bhd..................................  6,486,500     855,670
#   Salcon Bhd..........................................    794,800     169,273
#   Sapurakencana Petroleum Bhd......................... 10,245,700   6,548,879
#   Sarawak Oil Palms Bhd...............................    455,720     510,045
    Sarawak Plantation Bhd..............................     83,900      45,760

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
*   Scomi Energy Services Bhd..........................    352,300 $     28,515
*   Scomi Group Bhd.................................... 27,554,800    1,441,423
*   Seal, Inc. Bhd.....................................    351,300       51,521
    Selangor Dredging Bhd..............................  1,352,800      353,857
    Selangor Properties Bhd............................     75,300      102,210
    Shangri-La Hotels Malaysia Bhd.....................    734,700    1,152,269
*   Shell Refining Co. Federation of Malaya Bhd........    170,900      222,756
    SHL Consolidated Bhd...............................    693,700      607,376
#   SP Setia Bhd Group.................................  4,704,038    3,751,423
#   Star Media Group Bhd...............................  1,760,700    1,154,184
    Sunway Bhd......................................... 14,261,226   12,934,885
#*  Sunway Construction Group Bhd......................  1,381,822      426,343
#   Supermax Corp. Bhd.................................  8,133,800    5,233,644
    Suria Capital Holdings Bhd.........................    824,400      495,847
    Symphony Life Bhd..................................  2,082,010      443,108
    Ta Ann Holdings Bhd................................  1,903,322    1,789,877
    TA Enterprise Bhd.................................. 21,030,900    3,763,473
    TA Global Bhd...................................... 15,532,980    1,278,854
    TAHPS Group Bhd....................................     27,000       58,525
*   Talam Transform Bhd................................  3,183,850       58,041
    Taliworks Corp. Bhd................................    130,800      136,698
    TAN Chong Motor Holdings Bhd.......................  4,711,900    3,399,183
*   Tanjung Offshore Bhd...............................  3,393,400      372,397
    TDM Bhd............................................ 14,511,300    2,483,430
#   TH Plantations Bhd.................................    900,500      344,166
#   Time dotCom Bhd....................................  5,476,280    9,694,125
    Tiong NAM Logistics Holdings.......................    595,500      180,765
#*  Tropicana Corp. Bhd................................  7,857,233    2,033,442
    UEM Edgenta Bhd....................................  2,874,900    2,590,533
#   UEM Sunrise Bhd.................................... 14,568,245    3,708,882
#   UMW Oil & Gas Corp. Bhd............................    536,400      193,340
#   Unisem M Bhd....................................... 10,026,800    5,931,089
    United Malacca Bhd.................................    960,500    1,542,634
    United Plantations Bhd.............................    393,300    2,830,477
    United U-Li Corp. Bhd..............................    303,100      331,166
#   UOA Development Bhd................................  6,296,500    3,212,264
    VS Industry Bhd....................................  2,055,493    3,415,939
    Wah Seong Corp. Bhd................................  5,944,183    2,048,584
#   WCT Holdings Bhd................................... 15,842,198    5,797,789
    Wing Tai Malaysia Bhd..............................  1,952,900      745,384
    WTK Holdings Bhd...................................  6,526,350    1,912,576
#   YNH Property Bhd...................................  5,597,166    2,731,818
#   YTL Corp. Bhd...................................... 91,679,350   37,874,874
*   YTL Land & Development Bhd.........................  3,544,900      671,791
                                                                   ------------
TOTAL MALAYSIA.........................................             651,784,274
                                                                   ------------
MEXICO -- (6.3%)
    Alfa S.A.B. de C.V. Class A........................ 41,358,510   82,165,145
#   Alpek S.A.B. de C.V................................  2,892,675    3,990,949
    Arca Continental S.A.B. de C.V.....................  2,661,434   15,984,296

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
#*  Axtel S.A.B. de C.V................................ 12,529,535 $  4,681,322
*   Bio Pappel S.A.B. de C.V...........................    451,188      540,726
*   Cemex S.A.B. de C.V. Sponsored ADR................. 15,699,474  133,445,530
*   Cia Minera Autlan S.A.B. de C.V. Series B..........  1,076,728      743,769
    Coca-Cola Femsa S.A.B. de C.V. Series L............    887,257    6,707,085
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......    104,872    7,923,080
#*  Consorcio ARA S.A.B. de C.V. Series *.............. 10,446,707    4,207,859
#   Controladora Comercial Mexicana S.A.B. de C.V......  6,448,793   18,939,139
*   Corp. Actinver S.A.B. de C.V.......................    105,133      101,985
#*  Corp. GEO S.A.B. de C.V. Series B..................  9,461,653          237
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................  1,560,786    1,199,710
#*  Desarrolladora Homex S.A.B. de C.V.................  3,011,482      100,433
*   Dine S.A.B. de C.V.................................  1,027,267      624,808
    El Puerto de Liverpool S.A.B. de C.V. Series 1.....      8,486      100,068
*   Empaques Ponderosa S.A. de C.V.....................     90,000           --
#*  Empresas ICA S.A.B. de C.V.........................  2,228,245    1,407,822
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........    791,670    2,018,758
    Fomento Economico Mexicano S.A.B. de C.V...........  1,910,168   17,332,292
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................  2,525,707  228,930,082
#*  Genomma Lab Internacional S.A.B. de C.V. Class B...    567,557      528,370
    Gruma S.A.B. de C.V. Class B.......................  2,348,194   30,721,446
#*  Grupo Aeromexico S.A.B. de C.V.....................  1,478,163    2,321,943
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. 728,438 4,044,442 Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................     27,297    1,210,622
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 564,594 44,535,174 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................    262,228    2,069,343
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.    264,373   39,552,844
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................  1,143,692   17,098,062
#   Grupo Carso S.A.B. de C.V. Series A1...............  9,405,367   42,676,579
    Grupo Cementos de Chihuahua S.A.B. de C.V..........  2,786,917    7,610,510
#   Grupo Comercial Chedraui SA de C.V.................  2,149,736    5,962,557
#   Grupo Elektra S.A.B. de C.V........................    144,803    3,131,969
#*  Grupo Famsa S.A.B. de C.V. Class A.................  2,957,704    2,111,007
    Grupo Financiero Banorte S.A.B. de C.V............. 21,988,996  116,164,676
    Grupo Financiero Inbursa S.A.B. de C.V............. 16,390,183   37,129,041
    Grupo Financiero Interacciones SA de C.V...........    546,089    3,405,833
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................  2,550,559    4,552,619
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR......................................  1,632,369   14,609,703
*   Grupo Gigante S.A.B. de C.V. Series *..............    471,076    1,198,704
    Grupo Herdez S.A.B. de C.V. Series *...............    408,569    1,092,138
    Grupo Industrial Maseca S.A.B. de C.V. Class B.....  2,756,800    3,866,792
    Grupo Industrial Saltillo S.A.B. de C.V............  1,347,879    2,710,398
#   Grupo KUO S.A.B. de C.V. Series B..................  2,086,651    3,106,827
    Grupo Mexico S.A.B. de C.V. Series B............... 25,788,652   70,439,632
*   Grupo Pochteca S.A.B. de C.V.......................     67,810       62,076
*   Grupo Posadas S.A.B. de C.V........................    355,600      717,269
*   Grupo Qumma SA de C.V. Series B....................      5,301           --
#   Grupo Sanborns S.A.B. de C.V.......................    996,169    1,599,435
#*  Grupo Simec S.A.B. de C.V. Series B................  1,392,459    3,984,874
#*  Grupo Sports World S.A.B. de C.V...................    256,948      334,890
    Industrias Bachoco S.A.B. de C.V. ADR..............     38,463    2,195,853
    Industrias Bachoco S.A.B. de C.V. Series B.........  1,592,820    7,611,925
#*  Industrias CH S.A.B. de C.V. Series B..............  2,895,970   10,244,859

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
MEXICO -- (Continued)
    Industrias Penoles S.A.B. de C.V................     127,429 $    1,941,903
    Medica Sur S.A.B. de C.V. Series B..............       1,000          3,339
    Megacable Holdings S.A.B. de C.V................     136,044        551,522
    Mexichem S.A.B. de C.V..........................   5,480,117     16,053,469
#*  Minera Frisco S.A.B. de C.V.....................   7,355,007      4,363,933
*   OHL Mexico S.A.B. de C.V........................   9,459,840     15,488,011
#   Organizacion Cultiba S.A.B. de C.V..............     116,984        151,598
#   Organizacion Soriana S.A.B. de C.V. Class B.....  14,807,103     29,499,333
#*  Qualitas Controladora S.A.B. de C.V.............   1,652,078      2,824,810
    Rassini S.A.B. de C.V...........................      10,800         41,430
*   Savia SA Class A................................   3,457,285             --
#   TV Azteca S.A.B. de C.V.........................  10,047,408      1,939,329
#*  Urbi Desarrollos Urbanos S.A.B. de C.V..........   9,102,158            682
#*  Vitro S.A.B. de C.V. Series A...................   1,544,127      4,983,373
                                                                 --------------
TOTAL MEXICO........................................              1,097,590,239
                                                                 --------------
PHILIPPINES -- (1.2%)
    A Soriano Corp..................................  17,805,800      2,663,750
    ACR Mining Corp.................................     105,455         41,274
    Alliance Global Group, Inc......................  24,406,606     12,055,172
    Alsons Consolidated Resources, Inc..............  21,091,000        871,334
*   Atlas Consolidated Mining & Development Corp....   5,351,500        643,494
    BDO Unibank, Inc................................  10,788,115     23,696,851
    Cebu Air, Inc...................................   1,751,400      3,563,602
    Cebu Holdings, Inc..............................   2,369,650        264,155
    Century Properties Group, Inc...................  28,957,400        525,693
    China Banking Corp..............................     407,616        412,325
    Cosco Capital, Inc..............................   5,137,200        830,962
    EEI Corp........................................   1,150,300        247,226
*   Empire East Land Holdings, Inc..................  24,178,000        455,044
*   Export & Industry Bank, Inc. Class A............      14,950             --
    Filinvest Development Corp......................     142,800         12,945
    Filinvest Land, Inc............................. 203,774,031      8,421,960
    First Philippine Holdings Corp..................   4,628,330      8,379,517
*   Fwbc Holdings, Inc..............................   5,471,786             --
    Integrated Micro-Electronics, Inc...............     248,900         33,158
    JG Summit Holdings, Inc.........................   7,296,120     11,554,175
    Lopez Holdings Corp.............................  34,691,900      5,467,980
    LT Group, Inc...................................  10,610,600      3,445,667
    Megaworld Corp.................................. 182,360,000     18,891,156
    Metropolitan Bank & Trust Co....................   9,005,900     17,386,135
*   Mondragon International Philippines, Inc........   2,464,000             --
    Pepsi-Cola Products Philippines, Inc............     709,000         73,985
    Petron Corp.....................................  10,746,200      2,348,471
*   Philippine National Bank........................   4,918,973      6,828,328
*   Philippine National Construction Corp...........     398,900          8,015
    Philippine Savings Bank.........................   1,232,313      2,555,696
*   Philippine Townships, Inc.......................     226,200             --
*   Philtown Properties, Inc........................       6,701             --
    Phinma Corp.....................................   1,322,798        332,432

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
PHILIPPINES -- (Continued)
    Phoenix Petroleum Philippines, Inc.................    507,600 $     37,633
    RFM Corp...........................................    401,000       37,721
    Rizal Commercial Banking Corp......................  4,683,348    4,030,691
    Robinsons Land Corp................................ 30,428,550   18,724,573
    San Miguel Corp....................................  6,509,956    8,011,086
    San Miguel Pure Foods Co., Inc.....................     63,140      227,841
    Security Bank Corp.................................  1,514,674    4,928,537
*   Top Frontier Investment Holdings, Inc..............    628,532    1,095,902
    Trans-Asia Oil & Energy Development Corp........... 26,631,000    1,245,573
    Travellers International Hotel Group, Inc..........    595,200       69,366
    Union Bank of the Philippines......................  4,413,349    5,726,445
    Universal Robina Corp..............................  6,278,855   26,275,988
    Vista Land & Lifescapes, Inc....................... 72,744,368   11,259,344
                                                                   ------------
TOTAL PHILIPPINES......................................             213,681,202
                                                                   ------------
POLAND -- (2.1%)
*   Agora SA...........................................    569,215    1,745,722
    Asseco Poland SA...................................  1,339,607   20,454,864
*   Bank Millennium SA.................................  4,350,977    7,098,967
*   Ciech SA...........................................    531,729    9,935,860
*   ComArch SA.........................................      2,787       98,116
    Dom Development SA.................................     17,406      240,287
#   Enea SA............................................  2,472,486    9,662,874
    Firma Oponiarska Debica SA.........................    102,008    2,059,089
*   Getin Holding SA...................................  3,099,394    1,307,348
#*  Getin Noble Bank SA................................  3,232,348    1,035,559
*   Grupa Azoty SA.....................................    173,649    3,908,293
#   Grupa Kety SA......................................    111,538    8,985,073
*   Grupa Lotos SA.....................................  1,780,554   14,884,980
#*  Hawe SA............................................    952,876      337,825
*   Impexmetal SA......................................  5,353,386    4,390,428
#*  Jastrzebska Spolka Weglowa SA......................    252,276      791,962
    Kernel Holding SA..................................    376,230    4,358,434
    KGHM Polska Miedz SA...............................  2,505,231   62,957,419
    Kopex SA...........................................    555,501    1,059,595
*   LC Corp. SA........................................  1,199,107      643,168
    Lentex SA..........................................     15,056       31,304
    Lubelski Wegiel Bogdanka SA........................     43,880      609,188
    Netia SA...........................................  4,449,611    6,667,894
    Orbis SA...........................................    538,910    8,445,990
    Pelion SA..........................................     10,134      188,515
    PGE Polska Grupa Energetyczna SA................... 14,763,329   69,358,891
*   Polski Koncern Miesny Duda SA......................     56,943       91,747
#   Polski Koncern Naftowy Orlen SA....................  5,040,090  101,644,499
*   Sygnity SA.........................................    194,766      470,446
#   Synthos SA.........................................  2,953,305    3,690,041
#   Tauron Polska Energia SA........................... 18,743,009   18,833,586
#*  Trakcja SA.........................................    703,232    1,725,107
                                                                   ------------
TOTAL POLAND...........................................             367,713,071
                                                                   ------------
RUSSIA -- (2.0%)
*   AFI Development P.L.C. GDR.........................     31,828        6,969

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
RUSSIA -- (Continued)
    Gazprom PAO Sponsored ADR.......................... 65,978,525 $303,318,257
    Lukoil PJSC Sponsored ADR..........................    711,238   29,287,750
    Magnitogorsk Iron & Steel Works OJSC GDR...........  1,892,201    7,673,136
*   Mechel Sponsored ADR...............................    427,180      416,031
    RusHydro JSC ADR...................................  8,655,901    7,710,806
                                                                   ------------
TOTAL RUSSIA...........................................             348,412,949
                                                                   ------------
SOUTH AFRICA -- (7.8%)
    Adcorp Holdings, Ltd...............................    757,228    1,909,106
    Aeci, Ltd..........................................  1,180,454   10,099,231
#*  African Bank Investments, Ltd......................  9,264,952       42,552
    African Oxygen, Ltd................................     45,466       46,627
    African Rainbow Minerals, Ltd......................  2,030,940   11,156,973
    Allied Electronics Corp., Ltd......................    563,821      413,202
*   Anglo American Platinum, Ltd.......................    483,653   10,064,327
*   AngloGold Ashanti, Ltd.............................  1,780,604   10,834,906
#*  AngloGold Ashanti, Ltd. Sponsored ADR..............  5,678,422   34,751,943
#*  ArcelorMittal South Africa, Ltd....................  2,437,523    2,815,147
    Astral Foods, Ltd..................................        498        6,586
*   Aveng, Ltd.........................................  8,076,763    4,108,765
#   Barclays Africa Group, Ltd.........................  6,116,376   89,919,316
    Barloworld, Ltd....................................  4,511,931   32,010,854
    Bidvest Group, Ltd. (The)..........................     62,116    1,508,334
    Blue Label Telecoms, Ltd...........................  4,802,245    3,335,482
*   Brait SE...........................................  1,699,653   20,516,511
    Business Connexion Group, Ltd......................  1,823,337      899,365
    Caxton and CTP Publishers and Printers, Ltd........  3,124,128    5,188,814
    Clover Industries, Ltd.............................  1,135,393    1,620,888
*   Consolidated Infrastructure Group, Ltd.............    294,425      720,564
*   Corpgro, Ltd.......................................    579,166           --
    DataTec, Ltd.......................................  3,379,917   18,204,266
    Distell Group, Ltd.................................    155,945    2,104,535
    Distribution and Warehousing Network, Ltd..........    250,120      124,576
    DRDGOLD, Ltd.......................................  6,389,615      831,403
    DRDGOLD, Ltd. Sponsored ADR........................     13,664       17,353
*   Eqstra Holdings, Ltd...............................  2,775,843      494,922
*   Evraz Highveld Steel and Vanadium, Ltd.............    120,337       15,696
#   Exxaro Resources, Ltd..............................  1,696,492   10,021,573
    Gold Fields, Ltd...................................  2,728,058    7,452,613
    Gold Fields, Ltd. Sponsored ADR.................... 12,391,918   34,201,694
    Grindrod, Ltd......................................  8,073,302    8,521,216
    Group Five, Ltd....................................  1,570,543    2,918,357
#*  Harmony Gold Mining Co., Ltd.......................  1,648,314    1,566,575
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR........    463,646      462,672
    Holdsport, Ltd.....................................     15,928       64,621
    Hudaco Industries, Ltd.............................    109,305    1,093,867
#   Hulamin, Ltd.......................................  1,733,614      729,478
    Iliad Africa, Ltd..................................    206,803      158,298
    Illovo Sugar, Ltd..................................  1,028,171    1,084,529
*   Impala Platinum Holdings, Ltd......................  7,280,931   26,132,378
    Imperial Holdings, Ltd.............................    785,087   10,537,060
    Investec, Ltd......................................  4,565,763   41,345,892
*   JCI, Ltd........................................... 10,677,339           --

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          Shares          Value++
SOUTH AFRICA -- (Continued)
    KAP Industrial Holdings, Ltd.....................    669,290 $      329,802
#   Kumba Iron Ore, Ltd..............................    139,578      1,194,088
#   Lewis Group, Ltd.................................  2,080,581      9,434,764
    Liberty Holdings, Ltd............................  1,882,307     21,140,472
    Mediclinic International, Ltd....................    173,091      1,540,046
    Merafe Resources, Ltd............................ 21,926,669      1,410,954
    Metair Investments, Ltd..........................  1,162,630      3,287,573
    MMI Holdings, Ltd................................ 19,766,296     45,992,440
    Mondi, Ltd.......................................  1,809,963     43,310,619
    Mpact, Ltd.......................................  2,400,149      8,545,714
    Murray & Roberts Holdings, Ltd...................  6,044,934      6,201,482
    Mustek, Ltd......................................     48,438         34,258
    Nedbank Group, Ltd...............................  3,679,693     73,242,305
#*  Northam Platinum, Ltd............................  2,905,004      7,870,135
    Omnia Holdings, Ltd..............................    457,640      6,327,716
    Peregrine Holdings, Ltd..........................  1,700,309      4,445,016
    Petmin, Ltd......................................  1,417,358        147,442
*   Pinnacle Holdings, Ltd...........................    517,801        495,952
#   PSG Group, Ltd...................................    499,930      7,890,728
    Raubex Group, Ltd................................  1,715,623      2,490,806
    RCL Foods, Ltd...................................     80,341        108,346
    Reunert, Ltd.....................................    337,094      1,683,055
*   Royal Bafokeng Platinum, Ltd.....................    486,975      1,396,393
    Sanlam, Ltd...................................... 16,898,715     89,276,742
*   Sappi, Ltd.......................................  9,689,574     31,839,704
*   Sappi, Ltd. Sponsored ADR........................    695,410      2,169,679
    Sasol, Ltd.......................................  1,666,564     57,531,249
    Sasol, Ltd. Sponsored ADR........................  1,153,382     39,768,611
    Sibanye Gold, Ltd................................  2,162,848      2,818,670
#   Sibanye Gold, Ltd. Sponsored ADR.................  3,494,040     18,693,114
    Standard Bank Group, Ltd......................... 17,687,393    212,410,401
*   Stefanutti Stocks Holdings, Ltd..................    526,548        228,917
    Steinhoff International Holdings, Ltd............ 29,655,291    179,297,294
*   Super Group, Ltd.................................  3,742,768     10,477,616
    Telkom SA SOC, Ltd...............................  5,211,984     25,321,972
    Tiso Blackstar Group SE..........................     85,425         86,060
    Tongaat Hulett, Ltd..............................    962,317      9,263,473
    Trencor, Ltd.....................................  1,417,676      6,703,261
    Wilson Bayly Holmes-Ovcon, Ltd...................    306,841      2,313,090
    Zeder Investments, Ltd...........................  1,096,501        748,016
                                                                 --------------
TOTAL SOUTH AFRICA...................................             1,347,521,042
                                                                 --------------
SOUTH KOREA -- (14.0%)
    Aekyung Petrochemical Co., Ltd...................      2,970        152,835
#*  Agabang&Company..................................     19,244        185,311
#*  ALUKO Co., Ltd...................................    252,195      1,728,936
#*  Amotech Co., Ltd.................................     28,966        427,870
#   Asia Cement Co., Ltd.(6057152)...................     29,521      3,485,120
#   Asia Cement Co., Ltd.(BGCB6C6)...................      6,306        619,194
#   Asia Paper Manufacturing Co., Ltd................     63,134      1,167,055
    AtlasBX Co., Ltd.................................     10,957        333,712
#*  AUK Corp.........................................    518,180        975,434
*   BH Co., Ltd......................................      3,698         18,496
    BNK Financial Group, Inc.........................  2,237,320     26,300,304

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Bookook Securities Co., Ltd..........................    28,655 $   423,657
    BYC Co., Ltd.........................................       810     233,006
    Byucksan Corp........................................    10,100      88,886
*   CammSys Corp.........................................    13,509      21,028
#*  Capro Corp...........................................    79,730     198,688
#*  Celltrion Pharm, Inc.................................    10,662     144,066
*   Chemtronics Co., Ltd.................................     2,389      14,494
#*  China Great Star International, Ltd..................   555,462   1,129,004
#*  China Ocean Resources Co., Ltd....................... 1,088,323   3,473,394
    Chokwang Paint, Ltd..................................     4,194      76,643
    Chosun Refractories Co., Ltd.........................     9,716     853,947
    CJ Corp..............................................    43,680  11,438,778
*   CJ E&M Corp..........................................     1,964     124,418
#*  CJ Korea Express Co., Ltd............................    38,799   5,703,840
#   CKD Bio Corp.........................................    20,570     440,534
#*  Cosmochemical Co., Ltd...............................   115,498     564,773
#   Dae Dong Industrial Co., Ltd.........................   141,098   1,412,708
    Dae Han Flour Mills Co., Ltd.........................    14,630   2,929,779
#   Dae Won Kang Up Co., Ltd.............................   245,096   1,006,616
#*  Dae Young Packaging Co., Ltd......................... 1,121,470   1,125,913
#*  Dae-Il Corp..........................................   128,871     600,337
#*  Daechang Co., Ltd....................................   526,706     399,253
    Daeduck Electronics Co...............................   115,484     713,200
#   Daeduck GDS Co., Ltd.................................   285,594   2,215,181
    Daegu Department Store...............................    71,060     942,002
#   Daehan Steel Co., Ltd................................   188,726   1,761,708
    Daekyo Co., Ltd......................................   489,470   3,915,214
#   Daelim Industrial Co., Ltd...........................   333,572  21,252,220
#   Daesang Holdings Co., Ltd............................    55,690   1,112,131
#   Daesung Holdings Co., Ltd............................    42,463     472,286
    Daewon San Up Co., Ltd...............................     1,435       8,207
#*  Daewoo Engineering & Construction Co., Ltd........... 1,032,303   6,095,634
#   Daewoo Securities Co., Ltd........................... 1,536,919  19,089,524
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 1,194,943   7,102,876
    Daewoong Co., Ltd....................................     3,244     225,977
*   Dahaam E-Tec Co., Ltd................................     3,535      10,196
#   Daishin Securities Co., Ltd..........................   611,785   5,607,627
#   Daou Data Corp.......................................   138,807   2,096,020
#   Daou Technology, Inc.................................   396,164  10,176,597
#*  Dasan Networks, Inc..................................   193,542   1,044,048
    DGB Financial Group, Inc............................. 1,624,766  15,589,718
    Display Tech Co., Ltd................................     7,434      31,233
    DK UIL Co., Ltd......................................     5,448      48,352
    Dong Ah Tire & Rubber Co., Ltd.......................    89,616   1,879,567
    Dong-Ah Geological Engineering Co., Ltd..............    45,500     322,421
#   Dong-Il Corp.........................................    19,095   1,294,181
#   Dongbang Transport Logistics Co., Ltd................   244,640     506,750
#*  Dongbu HiTek Co., Ltd................................   329,584   4,823,021
#   Dongbu Securities Co., Ltd...........................   411,768   1,980,669
#*  Dongbu Steel Co., Ltd................................    81,663     239,045
#   Dongil Industries Co., Ltd...........................    18,961   1,218,650
#*  Dongkook Industrial Co., Ltd.........................   298,412     704,502
    Dongkuk Industries Co., Ltd..........................    48,524     141,620

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  Dongkuk Steel Mill Co., Ltd..........................   991,515 $ 5,136,630
#   Dongkuk Structures & Construction Co., Ltd...........   185,052     530,176
#   Dongwha Pharm Co., Ltd...............................   298,830   2,087,456
    Dongwon F&B Co., Ltd.................................     4,695   1,857,049
*   Dongwoo Co., Ltd.....................................    19,336      67,745
#   Dongyang E&P, Inc....................................    29,698     337,576
#   Doosan Corp..........................................   128,599  11,267,963
#*  Doosan Engine Co., Ltd...............................   112,890     500,376
#   Doosan Engineering & Construction Co., Ltd...........    36,428     250,809
#   Doosan Heavy Industries & Construction Co., Ltd......   567,699   9,742,264
#*  Doosan Infracore Co., Ltd............................ 1,493,659   9,723,528
#   DRB Holding Co., Ltd.................................   124,576   1,384,355
#   DY Corp..............................................   147,231     816,032
#*  DY POWER Corp........................................    77,375     693,992
#   e-LITECOM Co., Ltd...................................    64,046   1,031,423
#   E-Mart Co., Ltd......................................    94,237  19,261,571
#   Eagon Industries Co., Ltd............................    18,903     432,595
    ENF Technology Co., Ltd..............................     2,393      40,453
#   Eugene Corp..........................................   552,081   2,949,330
#*  Eugene Investment & Securities Co., Ltd.............. 1,182,833   3,659,939
#*  Eusu Holdings Co., Ltd...............................    65,810     532,464
#   EVERDIGM Corp........................................    19,016     204,195
#*  Flexcom, Inc.........................................    29,124      74,370
#   Fursys, Inc..........................................    28,479     848,597
#   Gaon Cable Co., Ltd..................................    25,249     491,499
    Global & Yuasa Battery Co., Ltd......................    50,703   1,728,564
#   Global Display Co., Ltd..............................    32,534     124,644
#*  GNCO Co., Ltd........................................   357,625     419,269
#   GOLFZONYUWONHOLDINGS Co., Ltd........................     6,151      60,842
#   Green Cross Holdings Corp............................     9,405     330,387
#*  GS Engineering & Construction Corp...................   591,134  13,225,399
#   GS Global Corp.......................................    55,347     338,214
#   GS Holdings Corp.....................................   617,643  24,058,915
#   GS retail Co., Ltd...................................     3,605     161,037
#   Gwangju Shinsegae Co., Ltd...........................     5,985   1,638,089
#*  Halla Corp...........................................    75,864     305,588
#   Halla Holdings Corp..................................    27,556   1,215,240
#   Han Kuk Carbon Co., Ltd..............................    19,931     115,250
    Hana Financial Group, Inc............................ 3,443,534  85,921,051
#   Handok Inc...........................................    12,706     348,826
#   Handsome Co., Ltd....................................   198,181   6,732,835
#   Hanil Cement Co., Ltd................................    52,145   5,635,159
#*  Hanjin Heavy Industries & Construction Co., Ltd......   571,915   2,218,263
#   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................   206,286   1,328,915
#   Hanjin Kal Corp......................................   138,504   3,358,177
#*  Hanjin Shipping Co., Ltd.............................   161,920     699,294
#   Hanjin Transportation Co., Ltd.......................   140,220   5,743,867
    Hankook Tire Co., Ltd................................    28,006     972,361
    Hankuk Glass Industries, Inc.........................    17,640     404,986
    Hankuk Paper Manufacturing Co., Ltd..................    33,223   1,021,376
#*  Hansol Holdings Co., Ltd.............................   401,896   3,071,024
#*  Hansol HomeDeco Co., Ltd.............................   321,490     473,362
#*  Hansol Paper Co., Ltd................................   195,541   3,272,185

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Hanwha Chemical Corp................................ 1,215,118 $ 21,487,695
    Hanwha Corp.........................................   743,105   30,204,260
#   Hanwha Galleria Timeworld Co., Ltd..................    10,902    1,397,060
*   Hanwha General Insurance Co., Ltd...................    69,154      379,353
#   Hanwha Investment & Securities Co., Ltd.............   633,215    3,125,747
    Hanwha Life Insurance Co., Ltd...................... 2,204,594   15,701,145
#*  Hanwha Techwin Co., Ltd.............................   152,469    4,964,777
    Hanyang Eng Co., Ltd................................    35,004      363,229
#   Hanyang Securities Co., Ltd.........................    92,428      681,114
#   Heung-A Shipping Co., Ltd...........................   751,463    2,053,688
#   Hitejinro Holdings Co., Ltd.........................   116,051    1,694,603
#   HMC Investment Securities Co., Ltd..................   259,785    2,359,281
#   HS R&A Co., Ltd.....................................    46,830    1,273,691
#   Humax Co., Ltd......................................   186,827    2,632,168
    Husteel Co., Ltd....................................    59,490    1,031,360
#   Huvis Corp..........................................    31,945      235,570
    Hwa Shin Co., Ltd...................................    80,837      425,524
#   Hwacheon Machine Tool Co., Ltd......................    14,227      805,884
    HwaSung Industrial Co., Ltd.........................    22,931      500,350
    Hyosung Corp........................................   282,019   34,409,043
#   Hyundai BNG Steel Co., Ltd..........................   140,250    1,248,870
#   Hyundai Department Store Co., Ltd...................    55,205    6,972,045
#   Hyundai Development Co..............................   495,274   29,778,993
#   Hyundai Engineering & Construction Co., Ltd.........   262,308    7,715,618
#*  Hyundai Heavy Industries Co., Ltd...................   411,885   34,164,454
    Hyundai Home Shopping Network Corp..................     1,312      137,304
    Hyundai Hy Communications & Networks Co., Ltd.......   256,523      886,235
    Hyundai Marine & Fire Insurance Co., Ltd............    63,738    1,730,268
#*  Hyundai Mipo Dockyard Co., Ltd......................    77,140    3,572,096
    Hyundai Mobis Co., Ltd..............................    14,778    2,696,046
#   Hyundai Motor Co.................................... 1,033,595  131,669,801
*   Hyundai Rotem Co., Ltd..............................     6,913      103,735
    Hyundai Securities Co., Ltd......................... 1,476,331   10,841,136
#   Hyundai Steel Co.................................... 1,080,925   53,960,272
    Hyundai Wia Corp....................................     5,102      467,736
#*  Hyunjin Materials Co., Ltd..........................    57,175      102,930
#   Il Dong Pharmaceutical Co., Ltd.....................   108,403    3,043,098
#   Iljin Electric Co., Ltd.............................   285,940    1,350,701
#   Ilshin Spinning Co., Ltd............................    16,453    2,835,138
#   Ilsung Pharmaceuticals Co., Ltd.....................     9,407      944,495
    Industrial Bank of Korea............................ 2,385,570   28,231,754
*   InnoWireless, Inc...................................     1,805       17,226
    Intelligent Digital Integrated Securities Co.,
      Ltd...............................................     3,114       50,714
#*  Interflex Co., Ltd..................................    62,617      564,292
#   Intergis Co., Ltd...................................    49,180      177,550
    INTOPS Co., Ltd.....................................    76,807    1,041,929
    Inzi Controls Co., Ltd..............................    89,540      383,296
#   INZI Display Co., Ltd...............................   244,705      394,343
#   IS Dongseo Co., Ltd.................................    66,465    4,675,244
#   ISU Chemical Co., Ltd...............................    90,616      825,647
#   IsuPetasys Co., Ltd.................................    71,858      366,871
#   Jahwa Electronics Co., Ltd..........................    34,177      331,656
#   JB Financial Group Co., Ltd.........................   879,546    4,824,714

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Jeil Pharmaceutical Co...............................    42,920 $   932,239
#   JW Pharmaceutical Corp...............................    87,616   2,288,467
#   KB Capital Co., Ltd..................................    93,191   1,858,543
    KB Financial Group, Inc.............................. 1,907,845  59,940,520
    KB Financial Group, Inc. ADR......................... 3,089,746  97,296,101
#   KB Insurance Co., Ltd................................   155,962   3,758,587
#   KC Tech Co., Ltd.....................................   222,935   2,309,363
#   KCC Corp.............................................    49,514  20,698,649
#*  KEC Corp.............................................    44,448      50,046
#   Keyang Electric Machinery Co., Ltd...................   370,927   1,554,627
#   KG Chemical Corp.....................................    57,540   1,076,205
    Kia Motors Corp......................................   926,853  34,767,362
#   KISCO Corp...........................................    55,441   2,658,276
#   KISCO Holdings Co., Ltd..............................    11,673     690,581
#   Kishin Corp..........................................   107,298     669,191
#   KISWIRE, Ltd.........................................    90,481   4,033,371
#   Kolon Corp...........................................    75,797   3,987,586
*   Kolon Global Corp....................................    21,575     411,363
#   Kolon Industries, Inc................................   228,890  10,678,711
#   Kook Soon Dang Brewery Co., Ltd......................   125,249     917,940
    Korea Airport Service Co., Ltd.......................       238       6,842
#   Korea Alcohol Industrial Co., Ltd....................    28,767     219,579
#   Korea Cast Iron Pipe Industries Co., Ltd.............     7,358      93,181
#   Korea Circuit Co., Ltd...............................   150,733   1,086,197
    Korea Electric Terminal Co., Ltd.....................    70,735   6,178,343
#   Korea Export Packaging Industrial Co., Ltd...........     5,290     103,886
#   Korea Flange Co., Ltd................................    66,724     900,857
    Korea Investment Holdings Co., Ltd...................   467,037  24,915,515
#   Korea Petro Chemical Ind.............................    33,299   5,146,869
*   Korean Air Lines Co., Ltd............................    40,358   1,210,791
    Korean Reinsurance Co................................   672,677   8,495,362
    Kortek Corp..........................................     3,923      51,600
    KPF..................................................     3,109      10,403
    KPX Chemical Co., Ltd................................    12,852     624,099
#*  KTB Investment & Securities Co., Ltd.................   630,604   2,160,622
    Kukdo Chemical Co., Ltd..............................    53,490   3,697,504
#*  Kumho Electric Co., Ltd..............................    44,161     680,722
#*  Kumho Tire Co., Inc..................................    20,108     116,070
#   Kunsul Chemical Industrial Co., Ltd..................    34,025   1,523,490
#*  Kwangju Bank.........................................   139,332     904,875
#*  Kyeryong Construction Industrial Co., Ltd............    38,242     355,379
#   Kyobo Securities Co., Ltd............................   211,890   2,129,504
#   Kyung-In Synthetic Corp..............................    27,261     105,179
#   Kyungbang, Ltd.......................................    11,137   2,287,178
#*  LB Semicon, Inc......................................    66,800      88,009
#   LF Corp..............................................    91,282   2,729,309
    LG Corp.............................................. 1,060,523  52,647,358
    LG Display Co., Ltd.................................. 1,523,739  28,801,415
#   LG Display Co., Ltd. ADR............................. 3,996,524  38,246,735
#   LG Electronics, Inc.................................. 1,776,548  61,598,163
#   LG International Corp................................   237,695   5,865,935
    LG Uplus Corp........................................ 2,008,456  19,839,610
    LMS Co., Ltd.........................................     5,224      52,911

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Lotte Chemical Corp.................................   162,183 $ 36,116,973
    Lotte Chilsung Beverage Co., Ltd....................     8,232   15,911,306
    Lotte Confectionery Co., Ltd........................     8,698   14,542,568
#   LOTTE Himart Co., Ltd...............................    12,087      662,209
#*  Lotte Non-Life Insurance Co., Ltd...................   175,018      472,104
#   Lotte Shopping Co., Ltd.............................   162,144   34,942,785
    LS Corp.............................................    66,514    2,233,487
    Lumens Co., Ltd.....................................    15,510       48,272
#   Mando Corp..........................................     2,931      279,679
    MegaStudy Co., Ltd..................................     4,276      133,605
*   MegaStudyEdu Co., Ltd...............................     2,475      157,147
#*  Melfas, Inc.........................................   127,678      425,867
#   Meritz Finance Group, Inc...........................    77,813    1,062,383
#   Meritz Securities Co., Ltd.......................... 1,277,235    6,375,721
    Mi Chang Oil Industrial Co., Ltd....................     4,691      287,661
    Mirae Asset Securities Co., Ltd.....................   315,644   11,894,036
#   MK Electron Co., Ltd................................   127,552      824,814
#*  MNTech Co., Ltd.....................................    38,064      182,358
#   Moorim P&P Co., Ltd.................................   406,838    2,197,973
#*  Moorim Paper Co., Ltd...............................   210,130      777,747
#   Motonic Corp........................................    75,294      752,209
#   Namyang Dairy Products Co., Ltd.....................     2,910    1,837,036
#*  NEOWIZ HOLDINGS Corp................................    69,796    1,203,928
#*  NEPES Corp..........................................    18,806      106,659
    Nexen Corp..........................................    17,164    1,277,290
#   NH Investment & Securities Co., Ltd................. 1,036,668    9,639,509
#   NK Co., Ltd.........................................   217,496    1,264,641
#   Nong Shim Holdings Co., Ltd.........................    25,921    2,763,747
#   NongShim Co., Ltd...................................    35,436    9,417,565
#   NOROO Paint & Coatings Co., Ltd.....................    11,400      160,929
#   NPC.................................................   134,561      724,973
#   OCI Co., Ltd........................................    99,817    8,274,862
#*  OPTRON-TEC, Inc.....................................     7,768       34,912
#*  Osung LST Co., Ltd..................................    36,975       18,921
#*  Paik Kwang Industrial Co., Ltd......................   175,261      413,929
#*  Pan Ocean Co., Ltd..................................    38,276      141,963
    Pang Rim Co., Ltd...................................     3,201       89,017
#*  PaperCorea, Inc.....................................   261,826      214,960
#   Poongsan Corp.......................................   397,200    8,946,901
#   Poongsan Holdings Corp..............................    55,898    1,921,767
#   POSCO...............................................   644,929  107,490,805
    POSCO ADR........................................... 1,589,142   65,981,176
*   POSCO Coated & Color Steel Co., Ltd.................     3,820       55,747
*   Power Logics Co., Ltd...............................     8,791       29,755
#   Pyeong Hwa Automotive Co., Ltd......................    42,170      390,246
    RFTech Co., Ltd.....................................    10,917       61,128
*   S&C Engine Group, Ltd...............................    79,220      108,523
#   S&T Dynamics Co., Ltd...............................   374,286    3,720,635
    S&T Holdings Co., Ltd...............................    90,519    1,792,348
#   S&T Motiv Co., Ltd..................................   102,489    5,585,974
#   S-Energy Co., Ltd...................................    31,635      203,972
#*  S-MAC Co., Ltd......................................   111,701      746,143
    S-Oil Corp..........................................    36,698    1,972,848

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Sajo Industries Co., Ltd............................    19,502 $  1,667,450
    Sam Young Electronics Co., Ltd......................   159,570    1,884,514
#   SAMHWA Paints Industrial Co., Ltd...................     2,030       35,490
#   Samick Musical Instruments Co., Ltd.................   584,890    2,314,483
    Samsung C&T Corp.................................... 1,281,445   61,766,817
    Samsung Card Co., Ltd...............................     2,670       88,279
#   Samsung Electro-Mechanics Co., Ltd..................   103,441    4,797,242
    Samsung Electronics Co., Ltd........................     9,313    9,448,561
    Samsung Fine Chemicals Co., Ltd.....................     5,006      147,238
#   Samsung Heavy Industries Co., Ltd...................   550,988    6,506,908
    Samsung Life Insurance Co., Ltd.....................   127,593   11,664,034
#   Samsung SDI Co., Ltd................................   439,379   32,263,324
    Samsung Securities Co., Ltd.........................    86,604    3,901,864
#   Samyang Genex Co., Ltd..............................    11,337    1,837,942
#   Samyang Holdings Corp...............................    72,681   11,928,560
    Samyang Tongsang Co., Ltd...........................     4,344      432,159
#*  Samyoung Chemical Co., Ltd..........................   258,455      395,905
#   Savezone I&C Corp...................................    42,314      222,647
    SBS Media Holdings Co., Ltd.........................   178,352      557,373
#   Seah Besteel Corp...................................   210,316    5,961,220
    SeAH Holdings Corp..................................    13,089    2,231,640
#   SeAH Steel Corp.....................................    44,576    2,612,357
#   Sebang Co., Ltd.....................................   138,126    2,174,660
#   Sejong Industrial Co., Ltd..........................   146,295    1,282,993
    Sempio Foods Co.....................................     3,110      184,109
#*  Seohee Construction Co., Ltd........................ 1,510,807    1,716,932
*   Seowon Co., Ltd.....................................    86,070       95,468
    Sewon Precision Industry Co., Ltd...................     2,175       46,652
#*  SG Corp............................................. 1,865,628    1,375,983
#   Shin Poong Pharmaceutical Co., Ltd..................   141,786      589,944
    Shinhan Financial Group Co., Ltd.................... 4,092,984  146,476,150
    Shinhan Financial Group Co., Ltd. ADR............... 1,566,340   56,262,932
    Shinsegae Co., Ltd..................................    78,903   14,027,814
    Shinsegae Information & Communication Co., Ltd......     6,307      955,370
#*  Shinsung Solar Energy Co., Ltd......................   765,627      821,124
#*  Shinsung Tongsang Co., Ltd.......................... 1,244,597    1,665,331
#*  Shinwha Intertek Corp...............................    34,265       74,726
#*  Shinwon Corp........................................    82,700      121,337
    Shinyoung Securities Co., Ltd.......................    35,820    1,639,798
#*  Signetics Corp......................................   500,396      641,825
#   Silla Co., Ltd......................................    64,953    1,227,710
#*  Simm Tech Co., Ltd..................................    10,189       82,372
#   SIMPAC, Inc.........................................    11,538       60,214
#   Sindoh Co., Ltd.....................................    43,098    2,212,670
    SJM Co., Ltd........................................    11,075       62,043
#   SK Chemicals Co., Ltd...............................   185,772   11,237,989
#   SK Gas, Ltd.........................................    55,589    4,022,407
    SK Holdings Co., Ltd................................   494,231   95,226,862
#*  SK Innovation Co., Ltd..............................   690,901   58,998,730
#   SK Networks Co., Ltd................................ 1,531,162    9,490,778
#*  SK Securities Co., Ltd.............................. 2,856,758    3,188,916
    SK Telecom Co., Ltd.................................     1,459      313,121
    SKC Co., Ltd........................................   153,098    4,671,051

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   SL Corp..............................................   169,230 $ 2,226,329
*   Solborn, Inc.........................................     5,346      36,582
#   Songwon Industrial Co., Ltd..........................   210,236   1,841,031
*   Ssangyong Cement Industrial Co., Ltd.................   289,296   4,975,884
#*  STS Semiconductor & Telecommunications...............   188,965     466,715
#*  STX Engine Co., Ltd..................................    36,709     219,912
#   Sun Kwang Co., Ltd...................................    20,098     411,770
    Sunchang Corp........................................     2,276      42,399
#   Sung Kwang Bend Co., Ltd.............................    88,120     784,214
#*  Sungchang Enterprise Holdings, Ltd...................    20,048     635,860
#*  Sungshin Cement Co., Ltd.............................   237,806   3,045,947
#   Sungwoo Hitech Co., Ltd..............................   348,929   2,689,719
#*  Synopex, Inc.........................................   130,699     191,021
#   Tae Kyung Industrial Co., Ltd........................   120,772     648,727
    Taekwang Industrial Co., Ltd.........................     4,983   5,174,728
#*  Taewoong Co., Ltd....................................    64,031     952,065
#*  Taeyoung Engineering & Construction Co., Ltd.........   574,534   3,335,888
#   Tailim Packaging Industrial Co., Ltd.................   424,907   1,370,230
#*  TK Chemical Corp.....................................   554,448   1,341,362
*   TK Corp..............................................     4,333      38,253
*   Tong Kook Corp.......................................       607          --
#   Tong Yang Moolsan Co., Ltd...........................    72,180     594,750
    Tongyang Life Insurance..............................   419,573   5,457,965
*   Top Engineering Co., Ltd.............................    53,101     272,800
#   TS Corp..............................................    77,561   1,855,175
#   Ubiquoss, Inc........................................    30,085     374,193
    Uju Electronics Co., Ltd.............................    40,526     426,273
#   Unid Co., Ltd........................................    66,294   3,135,218
#   WillBes & Co. (The)..................................   688,308     997,637
    Wiscom Co., Ltd......................................    32,980     154,807
*   Woongjin Co., Ltd....................................     6,485      16,397
#*  Woongjin Energy Co., Ltd.............................   564,742     747,594
*   Woongjin Thinkbig Co., Ltd...........................   196,422   1,602,792
#   Wooree ETI Co., Ltd..................................    74,334     129,300
    Woori Bank........................................... 2,544,339  20,770,560
    Woori Bank Sponsored ADR.............................     7,135     173,886
#   WooSung Feed Co., Ltd................................   284,940     803,296
    YESCO Co., Ltd.......................................    30,550   1,077,034
#   Yoosung Enterprise Co., Ltd..........................   164,543     635,719
#   Youlchon Chemical Co., Ltd...........................   159,540   1,630,622
    Young Poong Corp.....................................     4,553   5,306,751
*   Young Poong Mining & Construction Corp...............    18,030          --
#   Young Poong Precision Corp...........................   126,084   1,067,961
    Youngone Holdings Co., Ltd...........................     1,148      86,306
#*  Yuanta Securities Korea Co., Ltd.....................   298,286   1,391,866
    YuHwa Securities Co., Ltd............................    28,274     349,491

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
*   Zinus, Inc.......................................      1,866 $       17,222
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,434,538,863
                                                                 --------------
TAIWAN -- (14.1%)
#   Ability Enterprise Co., Ltd......................  3,942,000      1,755,117
#   Accton Technology Corp...........................  8,778,156      3,632,380
#*  Acer, Inc........................................ 41,484,109     17,214,100
#   ACES Electronic Co., Ltd.........................  1,261,000        745,123
#   ACHEM Technology Corp............................  3,395,318      1,467,911
    Acter Co., Ltd...................................      4,000          9,917
*   Action Electronics Co., Ltd......................  2,355,084        318,705
#*  Advanced Connectek, Inc..........................  1,938,000        340,862
    Advanced International Multitech Co., Ltd........    256,000        161,745
#*  Advanced Wireless Semiconductor Co...............    145,000        399,115
#*  AGV Products Corp................................  7,525,701      1,829,825
#   AimCore Technology Co., Ltd......................    841,797        396,058
#   Alcor Micro Corp.................................    542,000        407,081
    ALI Corp.........................................     51,000         21,103
#   Allis Electric Co., Ltd..........................  1,250,000        315,848
#   Alpha Networks, Inc..............................  5,776,237      2,843,183
#   Altek Corp.......................................  4,236,365      3,398,152
#   Ambassador Hotel (The)...........................  1,179,000        991,056
#   AMPOC Far-East Co., Ltd..........................  1,749,000      1,118,090
#   AmTRAN Technology Co., Ltd....................... 12,719,956      7,013,258
#   APCB, Inc........................................  2,454,000      1,123,162
    Apex Science & Engineering.......................    203,400         65,329
#   Arcadyan Technology Corp.........................  1,627,675      1,258,214
    Ardentec Corp....................................  4,910,080      3,303,228
*   Arima Communications Corp........................     86,000         26,978
    Asia Cement Corp................................. 25,190,589     27,628,757
#*  Asia Optical Co., Inc............................  4,215,290      3,443,419
#   Asia Plastic Recycling Holding, Ltd..............    584,731        273,211
#   Asia Polymer Corp................................  4,994,301      2,437,929
#   Asia Vital Components Co., Ltd...................  5,003,984      3,441,098
    Asustek Computer, Inc............................    850,000      7,681,776
#   AU Optronics Corp................................ 57,378,812     18,436,752
#   AU Optronics Corp. Sponsored ADR.................  9,342,184     31,109,473
#   Audix Corp.......................................  1,451,332      1,462,897
#   Avermedia Technologies...........................  2,557,000        820,702
#*  Avision, Inc.....................................  1,540,555        341,579
#   AVY Precision Technology, Inc....................    352,000        548,899
    Bank of Kaohsiung Co., Ltd.......................  5,830,211      1,679,340
#   BES Engineering Corp............................. 24,449,443      6,633,778
#   Biostar Microtech International Corp.............  2,636,055        594,673
#   Bright Led Electronics Corp......................  1,832,000        569,932
#   C Sun Manufacturing, Ltd.........................  2,535,837      1,361,062
#   Cameo Communications, Inc........................  2,551,197        333,691
#   Capital Securities Corp.......................... 27,539,447      8,453,225
#   Career Technology MFG. Co., Ltd..................  1,930,000      1,523,858
#*  Carnival Industrial Corp.........................  5,119,000      1,122,972

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Cathay Chemical Works..............................     959,000 $   499,255
#   Cathay Real Estate Development Co., Ltd............  14,314,421   6,913,065
#   Celxpert Energy Corp...............................     262,000     156,814
    Central Reinsurance Co., Ltd.......................   2,538,016   1,276,483
#   ChainQui Construction Development Co., Ltd.........   1,382,173   1,051,714
#*  Champion Building Materials Co., Ltd...............   6,381,828   1,515,622
#   Chang Hwa Commercial Bank, Ltd.....................  79,415,745  44,387,975
#   Chang Wah Electromaterials, Inc....................      23,000      60,596
#   Channel Well Technology Co., Ltd...................   2,024,000     936,567
#   Charoen Pokphand Enterprise........................   3,170,750   2,543,526
#   Chen Full International Co., Ltd...................     827,000   1,107,136
#   Cheng Loong Corp...................................  13,917,659   5,001,933
#   Cheng Uei Precision Industry Co., Ltd..............   6,647,635   9,298,900
#   Chia Chang Co., Ltd................................   1,589,000   1,026,908
#   Chia Hsin Cement Corp..............................   7,374,191   2,524,140
#   Chien Kuo Construction Co., Ltd....................   4,979,247   1,595,073
#   Chilisin Electronics Corp..........................     749,452   1,051,634
    Chimei Materials Technology Corp...................     172,000     110,702
#   Chin-Poon Industrial Co., Ltd......................   6,084,815   7,790,402
*   China Airlines, Ltd................................  46,539,353  20,683,513
#   China Chemical & Pharmaceutical Co., Ltd...........   4,286,264   2,674,387
#   China Development Financial Holding Corp........... 168,561,734  55,506,381
*   China Electric Manufacturing Corp..................   4,016,200     992,644
#   China General Plastics Corp........................   6,607,030   2,274,461
#   China Glaze Co., Ltd...............................   2,312,363     748,667
    China Life Insurance Co., Ltd......................  17,601,958  17,751,813
#*  China Man-Made Fiber Corp..........................  12,796,813   3,326,186
    China Metal Products...............................   4,051,969   3,549,114
#   China Motor Corp...................................   8,493,749   6,177,246
#*  China Petrochemical Development Corp...............  30,268,397   8,289,814
#   China Steel Corp...................................  12,132,320   8,681,002
    China Steel Structure Co., Ltd.....................   1,435,219     873,527
    China Synthetic Rubber Corp........................   7,978,711   7,638,266
*   China United Trust & Investment Corp...............     493,999          --
*   China Wire & Cable Co., Ltd........................   2,885,000   1,051,162
    Chinese Maritime Transport, Ltd....................   1,551,000   1,390,038
#   Chipbond Technology Corp...........................     642,000     965,081
#   ChipMOS TECHNOLOGIES, Inc..........................     354,229     332,249
    Chun YU Works & Co., Ltd...........................   3,273,000   1,399,566
    Chun Yuan Steel....................................   6,454,287   2,010,568
*   Chung Hung Steel Corp..............................  13,465,046   1,941,493
#   Chung Hwa Pulp Corp................................   6,701,011   1,834,200
*   Chung Shing Textile Co., Ltd.......................         600          --
    Chung-Hsin Electric & Machinery Manufacturing
      Corp.............................................   5,843,250   3,187,041
*   Chunghwa Picture Tubes, Ltd........................  55,899,412   1,775,029
    Clevo Co...........................................     307,000     304,234
#*  CMC Magnetics Corp.................................  51,554,830   5,039,248
#*  CoAsia Microelectronics Corp.......................     428,350     258,118
#   Collins Co., Ltd...................................   2,207,224     873,630
#   Compal Electronics, Inc............................  71,122,332  47,942,638
#   Compeq Manufacturing Co., Ltd......................  19,900,000  13,119,578
*   Compex International Co., Ltd......................      46,400          --
#*  Concord Securities Co., Ltd........................   1,603,000     338,390
#   Continental Holdings Corp..........................   7,782,540   2,285,526

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Coretronic Corp....................................   8,152,250 $ 6,475,302
#   Coxon Precise Industrial Co., Ltd..................   2,028,000   3,607,261
#   Creative Sensor, Inc...............................     359,000     213,503
    Crystalwise Technology, Inc........................      16,000       6,327
#   CSBC Corp. Taiwan..................................   6,245,654   2,693,114
#   CTBC Financial Holding Co., Ltd....................  52,951,136  38,402,194
#   D-Link Corp........................................  11,525,551   3,686,424
#   DA CIN Construction Co., Ltd.......................   2,422,579   1,221,612
#   Darfon Electronics Corp............................   5,696,950   2,614,364
#   Darwin Precisions Corp.............................   6,064,635   2,068,424
#*  Delpha Construction Co., Ltd.......................   2,715,016   1,463,169
*   Der Pao Construction Co., Ltd......................   1,139,000          --
    DFI, Inc...........................................     404,280     531,075
#*  Dynamic Electronics Co., Ltd.......................   4,558,324   1,446,217
#*  E Ink Holdings, Inc................................   7,434,000   2,910,078
#*  E-Ton Solar Tech Co., Ltd..........................   3,730,443   1,359,584
#   E.Sun Financial Holding Co., Ltd...................  91,459,782  55,590,183
#   Edimax Technology Co., Ltd.........................   3,295,902     939,937
#   Edison Opto Corp...................................   1,325,000     772,737
#   Edom Technology Co., Ltd...........................     243,580     177,355
#   Elite Material Co., Ltd............................   3,342,905   6,896,978
#   Elitegroup Computer Systems Co., Ltd...............   6,094,395   4,046,156
*   Emerging Display Technologies Corp.................      45,000       9,347
#   ENG Electric Co., Ltd..............................   1,256,100     597,930
#   EnTie Commercial Bank Co., Ltd.....................   2,271,232     973,439
*   Entire Technology Co., Ltd.........................      31,000      13,421
*   Episil Holdings, Inc...............................   1,981,500     462,424
#   Epistar Corp.......................................  16,199,869  14,091,959
#   Eternal Materials Co., Ltd.........................   1,678,900   1,636,090
#*  Etron Technology, Inc..............................     663,000     285,509
*   Eva Airways Corp...................................   7,531,999   5,438,206
*   Ever Fortune Industrial Co., Ltd...................     409,000          --
#   Everest Textile Co., Ltd...........................   3,936,002   1,927,927
    Evergreen International Storage & Transport Corp...   9,703,000   4,443,066
    Evergreen Marine Corp. Taiwan, Ltd.................  23,594,607  11,328,546
    Excelsior Medical Co., Ltd.........................   1,416,200   1,916,350
#   Far Eastern Department Stores Ltd..................   7,458,445   4,217,188
    Far Eastern International Bank.....................  28,130,052   9,721,111
    Far Eastern New Century Corp.......................   4,033,528   3,800,339
*   Farglory F T Z Investment Holding Co., Ltd.........   1,314,000     608,632
#   Farglory Land Development Co., Ltd.................   1,469,264   1,381,460
#   Federal Corp.......................................   7,622,628   3,369,289
    Feng Hsin Iron & Steel Co..........................     175,000     201,194
    First Copper Technology Co., Ltd...................   3,465,750     836,126
#   First Financial Holding Co., Ltd................... 130,589,905  70,403,129
#   First Hotel........................................   1,387,585     934,267
    First Insurance Co, Ltd. (The).....................   4,017,064   1,807,288
#*  First Steamship Co., Ltd...........................   5,504,173   1,961,507
#   Formosa Advanced Technologies Co., Ltd.............   2,107,000   1,196,045
    Formosa Chemicals & Fibre Corp.....................     198,000     469,160
#   Formosa Oilseed Processing Co., Ltd................     834,977     585,340
    Formosa Taffeta Co., Ltd...........................   9,965,511   9,414,786
    Formosan Rubber Group, Inc.........................   8,130,000   5,620,797

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Formosan Union Chemical............................  2,853,034 $  1,184,691
    Fortune Electric Co., Ltd..........................    436,000      205,440
#   Founding Construction & Development Co., Ltd.......  3,441,922    1,979,418
#   Foxconn Technology Co., Ltd........................  3,345,900   10,162,490
#   Foxlink Image Technology Co., Ltd..................  1,582,000      826,667
#*  Froch Enterprise Co., Ltd..........................  2,542,000      862,724
    FSP Technology, Inc................................  2,483,283    1,267,340
#   Fubon Financial Holding Co., Ltd................... 90,414,471  164,954,072
#   Fullerton Technology Co., Ltd......................  1,663,200    1,279,510
#   Fulltech Fiber Glass Corp..........................  4,775,690    1,619,296
#   Fwusow Industry Co., Ltd...........................  2,826,980    1,351,352
#   G Shank Enterprise Co., Ltd........................  2,168,902    1,445,806
#*  G Tech Optoelectronics Corp........................    476,000      211,974
    Gallant Precision Machining Co., Ltd...............    658,000      240,183
#   Gemtek Technology Corp.............................  6,271,962    3,196,516
#*  Genesis Photonics, Inc.............................  3,811,810    1,199,089
#*  Genius Electronic Optical Co., Ltd.................    860,000    1,665,484
    Getac Technology Corp..............................  7,157,065    4,808,015
#*  Giantplus Technology Co., Ltd......................  2,198,100      459,963
#   Giga Solution Tech Co., Ltd........................  1,216,000      674,145
#   Gigabyte Technology Co., Ltd.......................  9,125,287    7,258,943
#*  Gigastorage Corp...................................  3,936,600    2,493,581
#*  Gintech Energy Corp................................  7,324,465    4,332,897
#*  Global Brands Manufacture, Ltd.....................  5,083,951    1,054,431
#   Global Lighting Technologies, Inc..................  1,001,000    1,075,182
    Globalwafers Co., Ltd..............................    270,084      673,205
    Globe Union Industrial Corp........................  2,999,625    1,079,970
#   Gloria Material Technology Corp....................  6,256,150    3,200,372
#*  Gold Circuit Electronics, Ltd......................  8,144,965    2,841,660
#   Good Will Instrument Co., Ltd......................    526,425      265,454
#   Grand Pacific Petrochemical........................ 16,264,000    8,151,647
    Great China Metal Industry.........................    884,000      753,582
#   Great Wall Enterprise Co., Ltd.....................  7,920,597    5,301,108
#*  Green Energy Technology, Inc.......................  4,747,880    2,140,159
#*  GTM Holdings Corp..................................  2,132,000      796,533
#   Hannstar Board Corp................................  5,082,635    1,438,585
#   HannStar Display Corp.............................. 53,594,435    6,659,080
*   HannsTouch Solution, Inc...........................  1,163,000      137,653
#   Harvatek Corp......................................  3,409,459    1,218,099
*   Helix Technology, Inc..............................     29,585           --
#   Hey Song Corp......................................  2,933,500    3,057,948
*   HiTi Digital, Inc..................................    128,000       56,460
#   Hitron Technology, Inc.............................  3,677,525    1,376,748
#*  Ho Tung Chemical Corp.............................. 13,303,004    2,906,900
#   Hocheng Corp.......................................  4,577,300    1,157,463
    Hold-Key Electric Wire & Cable Co., Ltd............    118,124       24,919
    Holy Stone Enterprise Co., Ltd.....................  3,208,650    3,940,764
    Hon Hai Precision Industry Co., Ltd................  1,478,000    4,250,480
#   Hong TAI Electric Industrial.......................  3,503,000      956,010
#   Horizon Securities Co., Ltd........................  5,996,000    1,102,141
#   Hsin Kuang Steel Co., Ltd..........................  4,071,124    1,852,588
    Hsing TA Cement Co.................................  2,071,980      734,514
#*  HTC Corp...........................................  1,936,000    4,248,190

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
*   HUA ENG Wire & Cable...............................   7,222,035 $ 1,814,491
#   Hua Nan Financial Holdings Co., Ltd................  52,670,002  29,919,217
    Huaku Development Co., Ltd.........................      23,000      38,401
*   Hualon Corp........................................     257,040          --
    Huang Hsiang Construction Corp.....................     104,000      98,566
#   Hung Ching Development & Construction Co., Ltd.....   1,987,468   1,146,246
#   Hung Poo Real Estate Development Corp..............   3,643,655   2,597,187
    Hung Sheng Construction, Ltd.......................   6,308,892   3,078,208
    Huxen Corp.........................................     429,281     603,704
#   Hwacom Systems, Inc................................     333,000     117,155
#   I-Chiun Precision Industry Co., Ltd................   3,240,000   1,100,301
#   Ichia Technologies, Inc............................     930,260     583,827
    Ideal Bike Corp....................................      80,271      33,072
    Infortrend Technology, Inc.........................   1,042,000     462,456
#   Innolux Corp....................................... 139,949,544  48,654,292
#   Inpaq Technology Co., Ltd..........................     261,000     190,656
    Inventec Corp......................................  30,103,277  17,133,588
#   ITE Technology, Inc................................   1,923,479   1,539,487
    ITEQ Corp..........................................     208,000     122,524
#*  J Touch Corp.......................................     445,100     144,074
#   Jess-Link Products Co., Ltd........................   1,313,000   1,391,038
#   Jih Sun Financial Holdings Co., Ltd................   5,783,133   1,476,522
#   K Laser Technology, Inc............................   2,211,601     959,320
#   Kang Na Hsiung Enterprise Co., Ltd.................   1,687,078     612,929
#   Kaulin Manufacturing Co., Ltd......................   2,570,656   1,361,499
    KEE TAI Properties Co., Ltd........................   1,327,000     734,310
#   Kenmec Mechanical Engineering Co., Ltd.............   1,624,000     537,527
    Kindom Construction Corp...........................   4,462,000   2,627,263
#   King Yuan Electronics Co., Ltd.....................  20,284,805  13,682,331
#   King's Town Bank Co., Ltd..........................  11,785,012   9,859,216
*   King's Town Construction Co., Ltd..................      90,000      70,007
#*  Kinko Optical Co., Ltd.............................   1,464,000     670,695
#*  Kinpo Electronics..................................  19,097,375   6,010,560
    Kinsus Interconnect Technology Corp................      91,000     178,855
    KS Terminals, Inc..................................     745,880     801,547
*   Kung Sing Engineering Corp.........................   3,301,000   1,104,113
    Kuoyang Construction Co., Ltd......................   7,617,840   3,017,349
#   Kwong Fong Industries Corp.........................   3,100,720   1,560,731
#   KYE Systems Corp...................................   4,187,376   1,331,239
    L&K Engineering Co., Ltd...........................   1,994,000   1,221,520
#   LAN FA Textile.....................................   3,158,713   1,342,795
#   LCY Chemical Corp..................................     797,000     467,294
#   Leader Electronics, Inc............................   2,094,056     629,615
#   Lealea Enterprise Co., Ltd.........................  12,697,941   3,626,467
#   Ledtech Electronics Corp...........................     660,000     208,924
#   LEE CHI Enterprises Co., Ltd.......................   3,466,900   1,235,788
#   Lelon Electronics Corp.............................     315,200     229,924
#   Leofoo Development Co., Ltd........................   4,944,774   1,700,541
*   LES Enphants Co., Ltd..............................     877,000     393,604
#   Lextar Electronics Corp............................   4,894,000   2,353,783
#*  Li Peng Enterprise Co., Ltd........................   9,544,173   2,634,974
    Lien Hwa Industrial Corp...........................   8,198,990   5,429,718
#   Lingsen Precision Industries, Ltd..................   6,516,480   2,097,788

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#   Lite-On Semiconductor Corp........................   3,366,729 $  1,997,864
    Lite-On Technology Corp...........................  31,208,265   34,304,544
#   Long Chen Paper Co., Ltd..........................   8,969,098    3,356,849
#   Longwell Co.......................................   1,537,000    1,016,381
#   Lotes Co., Ltd....................................     634,000    1,737,686
#   Lucky Cement Corp.................................   3,294,000    1,043,353
#*  Macronix International............................  64,748,913    9,547,150
#   Marketech International Corp......................   1,948,000    1,170,717
#   Masterlink Securities Corp........................  16,836,644    5,001,839
#   Mayer Steel Pipe Corp.............................   2,501,456    1,076,039
    Maywufa Co., Ltd..................................     252,070      106,334
#   Mega Financial Holding Co., Ltd................... 124,357,915  106,277,929
*   Megamedia Corp....................................         782           --
#   Meiloon Industrial Co.............................   1,319,084      517,110
    Mercuries & Associates Holding, Ltd...............   1,570,937      933,405
#*  Mercuries Life Insurance Co., Ltd.................   1,671,206    1,006,259
#   Micro-Star International Co., Ltd.................  13,596,985   12,498,103
#*  Microelectronics Technology, Inc..................     689,826      182,322
#   Mirle Automation Corp.............................     593,827      486,995
#   Mitac Holdings Corp...............................   8,868,725    7,631,791
#*  Mosel Vitelic, Inc................................   3,677,506      310,254
#*  Motech Industries, Inc............................   2,452,000    3,410,666
    Nan Ren Lake Leisure Amusement Co., Ltd...........   1,652,000      544,561
#   Nan Ya Printed Circuit Board Corp.................   3,275,000    3,357,609
#   Nantex Industry Co., Ltd..........................   2,555,033    1,862,421
#   Neo Solar Power Corp..............................   2,853,774    2,192,557
    New Asia Construction & Development Corp..........   1,810,304      411,043
    New Era Electronics Co., Ltd......................     203,000      125,682
#*  Newmax Technology Co., Ltd........................     242,000      149,295
    Nien Hsing Textile Co., Ltd.......................   4,470,721    3,227,524
#   Nishoku Technology, Inc...........................     268,000      323,635
*   O-TA Precision Industry Co., Ltd..................      24,000       14,324
*   Ocean Plastics Co., Ltd...........................     161,000      122,031
*   Optimax Technology Corp...........................   1,085,597      220,285
#   OptoTech Corp.....................................   9,480,000    2,952,523
#   Oriental Union Chemical Corp......................      54,000       35,537
    Pacific Construction Co...........................   2,529,452    1,313,697
#*  Pan Jit International, Inc........................   6,001,837    1,988,404
#   Pan-International Industrial Corp.................   4,695,444    2,010,986
#   Paragon Technologies Co., Ltd.....................   1,037,191    1,685,696
#   Pegatron Corp.....................................  27,193,998   76,434,631
#   Phihong Technology Co., Ltd.......................   3,860,320    1,201,218
#   Pixart Imaging, Inc...............................      48,000      108,806
    Plotech Co., Ltd..................................     657,282      184,258
#   Portwell, Inc.....................................     862,000      965,432
*   Potrans Electrical Corp...........................   1,139,000           --
    Pou Chen Corp.....................................  24,985,550   35,489,983
    Powertech Industrial Co., Ltd.....................     193,000      100,893
    Powertech Technology, Inc.........................  11,052,000   20,725,050
#   President Securities Corp.........................  12,690,992    5,486,163
*   Prime Electronics Satellitics, Inc................     524,000      151,599
    Prince Housing & Development Corp.................   4,426,018    1,393,096
*   Prodisc Technology, Inc...........................   6,185,157           --

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Qisda Corp.........................................  27,863,171 $ 8,100,451
    Qualipoly Chemical Corp............................     143,000     119,003
#   Quanta Storage, Inc................................   2,413,000   1,523,897
#*  Quintain Steel Co., Ltd............................   5,893,629     922,651
#   Radium Life Tech Co., Ltd..........................   9,283,455   4,104,366
#   Ralec Electronic Corp..............................     526,087     788,626
#   Rich Development Co., Ltd..........................   6,959,054   2,490,425
#*  Ritek Corp.........................................  44,773,622   4,070,001
#   Rotam Global Agrosciences, Ltd.....................     134,693     160,088
#   Ruentex Development Co., Ltd.(6748423).............   1,226,000   1,551,756
#   Ruentex Industries, Ltd............................   1,422,000   2,978,466
*   Sainfoin Technology Corp...........................     835,498          --
    Sampo Corp.........................................   9,817,925   3,591,480
*   Sanyang Motor Co., Ltd.............................   1,804,624   1,280,118
    SDI Corp...........................................     346,000     304,679
#   Sesoda Corp........................................   1,155,806   1,254,217
    Shan-Loong Transportation Co., Ltd.................      66,000      45,970
    Sheng Yu Steel Co., Ltd............................   1,935,000   1,072,190
#   ShenMao Technology, Inc............................   1,267,000   1,070,249
#   Shih Her Technologies, Inc.........................     411,000     437,248
    Shih Wei Navigation Co., Ltd.......................   2,811,718   1,389,325
#   Shihlin Electric & Engineering Corp................   4,470,000   5,314,218
#   Shin Kong Financial Holding Co., Ltd............... 130,939,146  38,338,156
#   Shin Zu Shing Co., Ltd.............................   1,123,000   2,934,911
*   Shining Building Business Co., Ltd.................      39,000      15,912
#   Shinkong Insurance Co., Ltd........................   3,610,412   2,482,860
#   Shinkong Synthetic Fibers Corp.....................  26,769,754   8,386,858
#   Shuttle, Inc.......................................   4,646,015   1,139,721
#   Sigurd Microelectronics Corp.......................   6,578,047   4,520,589
#*  Silicon Integrated Systems Corp....................   5,609,165   1,040,070
#   Silitech Technology Corp...........................   1,114,803     712,071
    Sincere Navigation Corp............................   4,946,740   3,579,754
*   Singatron Enterprise Co., Ltd......................      63,000      15,984
    Sinkang Industries Co., Ltd........................     699,557     216,406
#   Sino-American Silicon Products, Inc................   7,775,000   8,443,776
#   Sinon Corp.........................................   6,242,877   2,793,450
    SinoPac Financial Holdings Co., Ltd................ 129,789,317  55,343,285
#   Siward Crystal Technology Co., Ltd.................   2,520,875   1,295,184
    Solar Applied Materials Technology Co..............   1,852,000   1,171,177
#*  Solartech Energy Corp..............................   4,202,165   2,284,734
    Solomon Technology Corp............................   1,254,590     575,962
#*  Solytech Enterprise Corp...........................   3,043,000     400,420
    Southeast Cement Co., Ltd..........................   3,365,700   1,525,394
#   Spirox Corp........................................     631,661     263,217
#   Stark Technology, Inc..............................   2,238,200   1,799,437
#   Sunonwealth Electric Machine Industry Co., Ltd.....   1,202,421     577,195
#*  Sunplus Technology Co., Ltd........................   8,214,620   3,495,674
#   Sunrex Technology Corp.............................   1,840,000     711,088
#   Supreme Electronics Co., Ltd.......................   4,154,260   1,731,062
#   Sweeten Construction Co., Ltd......................   1,296,256     713,730
    Sysage Technology Co., Ltd.........................      96,950      82,601
#   Systex Corp........................................     801,801   1,344,299

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   T-Mac Techvest PCB Co., Ltd........................   1,603,000 $   574,028
#   TA Chen Stainless Pipe.............................   8,527,281   4,353,536
#*  Ta Chong Bank, Ltd.................................  30,748,870  12,468,102
#   Ta Chong Securities Co., Ltd.......................     260,000      75,366
#   Ta Ya Electric Wire & Cable........................   6,888,329   1,091,302
#   TA-I Technology Co., Ltd...........................   2,110,084     873,632
    Tah Hsin Industrial Corp...........................   1,477,900   1,095,866
    TAI Roun Products Co., Ltd.........................      63,000      19,744
#   Taichung Commercial Bank Co., Ltd..................  30,905,991  10,282,191
#   Tainan Enterprises Co., Ltd........................   1,803,183   1,429,169
#   Tainan Spinning Co., Ltd...........................  18,027,485   8,338,532
#   Taishin Financial Holding Co., Ltd................. 134,637,491  53,326,408
#*  Taisun Enterprise Co., Ltd.........................   1,776,410     663,873
#*  Taita Chemical Co., Ltd............................   2,270,864     539,544
#   Taiwan Building Materials Co., Ltd.................  23,785,261   6,790,257
#*  Taiwan Business Bank...............................  54,530,410  15,899,442
    Taiwan Calsonic Co., Ltd...........................      48,000      35,617
    Taiwan Cement Corp.................................  45,522,440  49,283,140
#   Taiwan Cogeneration Corp...........................   2,893,333   2,142,620
#   Taiwan Cooperative Financial Holding Co., Ltd...... 100,080,690  50,230,448
    Taiwan Fertilizer Co., Ltd.........................   4,005,000   5,870,227
    Taiwan Fire & Marine Insurance Co., Ltd............   1,235,000     853,775
*   Taiwan Flourescent Lamp Co., Ltd...................     756,000          --
#   Taiwan FU Hsing Industrial Co., Ltd................   2,128,000   2,512,114
*   Taiwan Glass Industry Corp.........................   9,574,710   4,327,191
#   Taiwan Hon Chuan Enterprise Co., Ltd...............     126,932     199,081
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd......   1,508,000     834,593
*   Taiwan Kolin Co., Ltd..............................   5,797,000          --
#   Taiwan Land Development Corp.......................  10,849,235   3,890,791
#*  Taiwan Life Insurance Co., Ltd.....................     886,419     889,041
    Taiwan Line Tek Electronic.........................      76,640      36,711
    Taiwan Mask Corp...................................   3,154,250     798,209
    Taiwan Navigation Co., Ltd.........................   1,428,000     746,122
#   Taiwan PCB Techvest Co., Ltd.......................   3,609,946   3,632,783
#*  Taiwan Prosperity Chemical Corp....................     974,000     461,054
#*  Taiwan Pulp & Paper Corp...........................   7,065,660   2,440,003
#   Taiwan Sakura Corp.................................   2,890,472   1,827,120
    Taiwan Semiconductor Co., Ltd......................   2,380,000   1,889,264
    Taiwan Styrene Monomer.............................   4,652,647   2,176,971
#   Taiwan Surface Mounting Technology Corp............   2,814,991   2,434,599
#   Taiwan TEA Corp....................................  10,884,092   4,756,590
#   Taiwan Union Technology Corp.......................   3,462,000   2,442,473
#   Taiyen Biotech Co., Ltd............................   2,363,217   1,745,415
#*  Tatung Co., Ltd....................................  37,430,342   6,900,749
    Te Chang Construction Co., Ltd.....................      90,300      70,623
    Teco Electric and Machinery Co., Ltd...............  31,125,725  24,446,268
*   Tekcore Co., Ltd...................................     357,000      47,837
    Test-Rite International Co., Ltd...................     737,266     483,417
#   Tex-Ray Industrial Co., Ltd........................     444,000     172,733
#   Thinking Electronic Industrial Co., Ltd............   1,293,000   1,615,495
    Ton Yi Industrial Corp.............................   2,150,600   1,047,342
    Tong Yang Industry Co., Ltd........................   5,888,228   6,274,574
#   Tong-Tai Machine & Tool Co., Ltd...................   3,501,447   2,429,256

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Topco Scientific Co., Ltd..........................     719,589 $ 1,217,685
#   Topoint Technology Co., Ltd........................   2,422,288   1,582,013
#   TPK Holding Co., Ltd...............................   1,344,000   4,596,939
    Transasia Airways Corp.............................     940,000     264,707
#   Tripod Technology Corp.............................   1,876,000   2,952,017
*   Tsann Kuen Enterprise Co., Ltd.....................      58,000      41,698
    Tung Ho Steel Enterprise Corp......................  12,887,274   8,004,924
#   Tung Ho Textile Co., Ltd...........................   2,454,000     528,427
#   TXC Corp...........................................     337,000     364,064
#*  TYC Brother Industrial Co., Ltd....................   2,570,723   1,586,281
#*  Tycoons Group Enterprise...........................   7,958,938   1,031,234
    Tyntek Corp........................................   1,994,097     757,611
#*  U-Tech Media Corp..................................   1,946,799     409,747
    Unic Technology Corp...............................      36,361       9,194
#   Unimicron Technology Corp..........................  23,447,363  11,072,175
#*  Union Bank Of Taiwan...............................  12,288,526   4,068,067
#   Unitech Computer Co., Ltd..........................   1,682,739     841,271
#   Unitech Printed Circuit Board Corp.................   9,887,281   3,625,532
    United Integrated Services Co., Ltd................   1,651,000   1,630,145
#   United Microelectronics Corp....................... 214,392,681  76,632,153
    Unity Opto Technology Co., Ltd.....................     127,000      73,071
#   Universal Cement Corp..............................   6,289,974   4,745,797
#   Unizyx Holding Corp................................   6,264,000   2,333,928
#   UPC Technology Corp................................  12,730,746   3,808,419
#   USI Corp...........................................   6,761,691   2,379,078
#   Ve Wong Corp.......................................   1,616,806   1,121,172
    Viking Tech Corp...................................      86,000      53,598
#*  Wafer Works Corp...................................   5,693,418   1,903,390
    Wah Hong Industrial Corp...........................     395,516     215,497
#   Wah Lee Industrial Corp............................   2,011,000   2,807,346
#*  Walsin Lihwa Corp..................................  50,596,412  11,201,568
#   Walsin Technology Corp.............................   9,563,230   3,327,685
#   Walton Advanced Engineering, Inc...................   5,170,853   1,229,218
    Wan Hai Lines, Ltd.................................   7,452,000   6,250,903
#   Waterland Financial Holdings Co., Ltd..............  31,195,094   8,212,288
#*  Ways Technical Corp., Ltd..........................      70,000      32,753
#*  Wei Mon Industry Co., Ltd..........................   3,885,691     279,892
#   Weikeng Industrial Co., Ltd........................   1,884,550   1,170,570
#   Well Shin Technology Co., Ltd......................   1,070,080   1,332,265
#*  Wha Yu Industrial Co., Ltd.........................     333,000     116,237
#   Win Semiconductors Corp............................   6,652,000   7,116,680
#*  Winbond Electronics Corp...........................  52,385,885  11,541,343
    Wintek Corp........................................  20,783,484     451,791
#   Wisdom Marine Lines Co., Ltd.......................   1,607,326   1,868,842
#   Wistron Corp.......................................  38,341,608  25,091,296
    WPG Holdings, Ltd..................................     816,092     927,332
#   WT Microelectronics Co., Ltd.......................   6,019,954   7,234,916
#   WUS Printed Circuit Co., Ltd.......................   5,181,928   3,774,699
#   Yageo Corp.........................................   7,887,574  11,257,554
*   Yang Ming Marine Transport Corp....................  17,974,676   6,183,828
#   YC Co., Ltd........................................   6,121,104   2,215,617
#   YC INOX Co., Ltd...................................   4,719,667   2,812,563
#   Yea Shin International Development Co., Ltd........     286,830     156,679

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
#   YFY, Inc........................................  19,386,847 $    6,297,335
#   Yi Jinn Industrial Co., Ltd.....................   2,872,936      1,126,660
#   Yieh Phui Enterprise Co., Ltd...................  17,306,199      4,442,653
#*  Young Fast Optoelectronics Co., Ltd.............   2,141,000        762,544
#   Youngtek Electronics Corp.......................     754,116      1,186,770
#   Yuanta Financial Holding Co., Ltd............... 133,471,770     63,432,182
#   Yulon Motor Co., Ltd............................  13,257,572     12,938,245
    Yung Chi Paint & Varnish Manufacturing Co.,
      Ltd...........................................     243,687        642,268
#   Zenitron Corp...................................   3,194,000      1,723,069
#   Zig Sheng Industrial Co., Ltd...................   6,904,352      2,628,338
    Zinwell Corp....................................   2,087,000      2,248,680
#   ZongTai Real Estate Development Co., Ltd........     152,000         77,084
                                                                 --------------
TOTAL TAIWAN........................................              2,446,572,058
                                                                 --------------
THAILAND -- (2.9%)
    AAPICO Hitech PCL(B013KZ2)......................      63,300         24,785
    AAPICO Hitech PCL(B013L48)......................     681,760        266,940
*   AJ Plast PCL....................................   2,031,400        391,929
    AP Thailand PCL.................................  32,539,030      5,447,022
    Asia Plus Group Holdings PCL....................   8,446,100        968,144
    Bangchak Petroleum PCL (The)....................   9,448,800      9,182,051
    Bangkok Bank PCL(6077019).......................     616,800      2,905,059
    Bangkok Bank PCL(6368360).......................   3,777,400     17,791,131
    Bangkok Expressway PCL..........................   6,336,300      6,831,590
    Bangkok Insurance PCL...........................     212,828      2,210,102
    Bangkok Land PCL................................ 115,890,000      4,800,664
    Banpu PCL.......................................  21,915,500     15,545,113
    Cal-Comp Electronics Thailand PCL...............  32,938,714      3,046,679
    Charoen Pokphand Foods PCL......................  14,497,600      8,596,960
    Charoong Thai Wire & Cable PCL..................   1,255,800        309,986
    Delta Electronics Thailand PCL..................   2,235,000      5,104,767
    Eastern Water Resources Development and
      Management PCL................................   4,778,300      1,559,099
*   Esso Thailand PCL...............................  20,984,400      3,155,549
*   G J Steel PCL...................................  53,714,025        365,764
*   G Steel PCL.....................................   6,200,600         59,816
    Hana Microelectronics PCL.......................   5,180,100      4,776,656
    ICC International PCL...........................   2,670,100      2,935,633
    Indorama Ventures PCL...........................   5,093,500      3,829,699
    IRPC PCL........................................ 154,033,300     18,355,507
    Kang Yong Electric PCL..........................       6,600         53,182
    KGI Securities Thailand PCL.....................  21,624,600      2,000,176
    Khon Kaen Sugar Industry PCL....................   1,603,720        181,098
    Kiatnakin Bank PCL..............................   5,739,600      4,966,883
    Krung Thai Bank PCL.............................  61,213,400     30,393,942
    Laguna Resorts & Hotels PCL.....................   1,022,500        761,544
    Lanna Resources PCL.............................     846,100        278,472
    LH Financial Group PCL..........................   5,227,546        258,077
    MBK PCL.........................................     266,100        107,210
    MCOT PCL........................................   1,046,600        353,370
    MK Real Estate Development PCL..................   3,169,600        431,666
    Nation Multimedia Group PCL.....................   3,462,900        162,116
*   Polyplex Thailand PCL...........................   2,762,900        752,556
    Precious Shipping PCL...........................  12,886,050      3,052,873

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
THAILAND -- (Continued)
    Property Perfect PCL..............................  33,359,500 $    870,783
    PTT Exploration & Production PCL..................   9,977,600   26,469,162
    PTT Global Chemical PCL...........................  30,330,241   53,139,236
    PTT PCL...........................................  18,500,800  171,123,870
    Quality Houses PCL................................  14,347,297      944,410
    Regional Container Lines PCL......................   5,818,900    1,411,593
    Saha Pathana Inter-Holding PCL....................   2,801,300    1,955,227
    Saha Pathanapibul PCL.............................   1,594,833    1,889,184
    Saha-Union PCL....................................   2,924,900    3,091,290
*   Sahaviriya Steel Industries PCL................... 103,899,940      471,670
    Sansiri PCL.......................................  99,358,566    4,848,822
    SC Asset Corp PCL.................................  34,158,553    3,043,208
    Siam Future Development PCL.......................   6,903,746    1,096,921
    Siamgas & Petrochemicals PCL......................   5,950,600    1,755,887
    Somboon Advance Technology PCL....................   3,436,300    1,637,958
    Sri Ayudhya Capital PCL...........................      85,100       85,716
    Sri Trang Agro-Industry PCL.......................   8,629,800    2,962,706
    Srithai Superware PCL.............................  21,358,000    1,466,488
*   Tata Steel Thailand PCL...........................  48,610,300      951,656
*   Thai Airways International PCL....................  18,032,611    6,395,450
    Thai Carbon Black PCL.............................     441,000      282,781
    Thai Oil PCL......................................  13,039,700   17,851,199
    Thai Rayon PCL....................................      58,700       38,140
    Thai Stanley Electric PCL(B01GKK6)................     174,600      941,240
    Thai Stanley Electric PCL(B01GKM8)................      43,100      231,122
    Thai Wacoal PCL...................................      85,000      119,982
    Thanachart Capital PCL............................  10,586,900    9,386,881
    Thitikorn PCL.....................................     962,200      266,178
    Thoresen Thai Agencies PCL........................  19,004,178    6,793,946
    TICON Industrial Connection PCL...................     288,800      103,245
    Tisco Financial Group PCL.........................   2,090,100    2,520,336
    TMB Bank PCL......................................  16,462,500    1,092,985
    Total Access Communication PCL....................   2,754,780    5,490,801
    TPI Polene PCL.................................... 141,747,440    9,330,517
    Vanachai Group PCL................................  10,240,920    3,980,724
    Vinythai PCL......................................   6,688,917    1,878,856
                                                                   ------------
TOTAL THAILAND                                                      508,133,980
                                                                   ------------
TURKEY -- (1.7%)
    Adana Cimento Sanayii TAS Class A.................   1,072,051    2,604,489
#*  Adese Alisveris Merkezleri Ticaret A.S............     152,622      255,859
    Akbank TAS........................................  11,915,502   31,810,723
#*  Akenerji Elektrik Uretim A.S......................   3,844,893    1,343,168
#   Akfen Holding A.S.................................     839,567    2,442,236
    Aksa Akrilik Kimya Sanayii AS.....................   1,649,556    6,584,463
    Aksigorta A.S.....................................     877,125      641,480
#   Alarko Holding A.S................................   1,463,819    1,844,314
    Albaraka Turk Katilim Bankasi A.S.................   3,719,671    1,877,012
    Anadolu Anonim Turk Sigorta Sirketi...............   4,326,842    2,244,693
#*  Anadolu Cam Sanayii A.S...........................   2,839,078    1,866,530
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S........     228,609    1,793,026
#   Aygaz A.S.........................................   1,020,159    3,850,019
    Baticim Bati Anadolu Cimento Sanayii A.S..........     462,335    1,181,861

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TURKEY -- (Continued)
*   Bolu Cimento Sanayii A.S............................    741,182 $ 1,365,876
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......    888,582   1,989,516
*   Boyner Perakende Ve Tekstil Yatirimlari AS..........     40,468     942,002
    Cimsa Cimento Sanayi VE Ticaret AS..................     44,379     253,144
*   Deva Holding A.S....................................    393,139     475,816
#*  Dogan Sirketler Grubu Holding A.S................... 16,834,393   3,331,455
#   Eczacibasi Yatirim Holding Ortakligi A.S............    231,982     811,596
    EGE Seramik Sanayi ve Ticaret A.S...................  1,023,765   1,359,691
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.............................  1,771,651   1,714,777
    Enka Insaat ve Sanayi A.S...........................    262,673     475,306
    Eregli Demir ve Celik Fabrikalari TAS............... 24,473,976  36,651,410
    Gentas Genel Metal Sanayi ve Ticaret A.S............    146,370      61,700
*   Global Yatirim Holding A.S..........................  3,213,962   2,010,305
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S...............................................     20,414     529,984
#   GSD Holding AS......................................  4,585,286   2,086,048
#*  Hurriyet Gazetecilik ve Matbaacilik AS..............  2,665,913     633,751
#*  Ihlas Holding A.S................................... 12,700,332   1,101,053
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      AS................................................  1,771,050   1,605,229
    Is Finansal Kiralama A.S............................  3,024,241     839,874
    Is Yatirim Menkul Degerler A.S. Class A.............    515,160     196,677
#*  Izmir Demir Celik Sanayi A.S........................    412,878     300,697
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A...........................................  1,700,143   1,093,829
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S..............  1,409,780     767,923
#   KOC Holding A.S.....................................  4,116,042  18,255,413
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.......  1,412,866   1,321,273
*   Menderes Tekstil Sanayi ve Ticaret A.S..............  1,017,777     212,838
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.........  4,462,291   1,177,853
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S...............................................    743,857     923,640
    Pinar Entegre Et ve Un Sanayi A.S...................    326,161   1,175,209
    Pinar SUT Mamulleri Sanayii A.S.....................     79,239     680,254
*   Raks Elektronik Sanayi ve Ticaret A.S...............      5,859          --
*   Sabah Yayincilik....................................     31,938          --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S...............................................  1,345,000   1,507,348
#*  Sasa Polyester Sanayi A.S...........................    950,000     860,127
#*  Sekerbank TAS.......................................  8,283,324   4,685,313
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S............  2,708,380   2,443,309
#   Soda Sanayii A.S....................................  2,427,420   3,982,064
#   Tekfen Holding A.S..................................  1,964,030   2,984,885
#*  Tekstil Bankasi A.S.................................  1,683,023   1,389,794
#   Trakya Cam Sanayi A.S...............................  6,740,051   4,975,143
#*  Turk Hava Yollari AO................................ 12,505,708  40,673,887
#   Turkiye Is Bankasi.................................. 19,147,931  37,234,769
#   Turkiye Sinai Kalkinma Bankasi A.S..................  8,888,225   5,593,427
    Turkiye Sise ve Cam Fabrikalari A.S................. 13,902,080  15,691,069
#   Turkiye Vakiflar Bankasi Tao........................  9,463,634  14,243,160
#*  Vestel Elektronik Sanayi ve Ticaret A.S.............  1,496,410   2,467,659
#   Yapi ve Kredi Bankasi A.S...........................  8,878,932  12,175,925

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
#*  Zorlu Enerji Elektrik Uretim A.S................  1,130,962 $       689,754
                                                                ---------------
TOTAL TURKEY........................................                296,281,645
                                                                ---------------
TOTAL COMMON STOCKS.................................             15,548,699,107
                                                                ---------------
PREFERRED STOCKS -- (2.8%)
BRAZIL -- (2.7%)
    Alpargatas SA...................................     27,700          63,103
    Banco ABC Brasil SA(BYT8JC7)....................     44,036         132,985
    Banco ABC Brasil SA(B23DMP8)....................  1,139,540       3,441,301
    Banco Daycoval SA...............................    645,148       1,688,262
    Banco do Estado do Rio Grande do Sul SA
      Class B.......................................    957,068       2,764,469
*   Banco Industrial e Comercial SA.................  1,675,900       3,847,186
    Banco Pan SA....................................  1,817,592         812,195
    Banco Pine SA...................................    436,030         636,735
    Banco Sofisa SA.................................    566,600         382,262
    Braskem SA Class A..............................  1,492,097       5,464,711
    Cia Ferro Ligas da Bahia - Ferbasa..............    906,134       2,138,338
    Eucatex SA Industria e Comercio.................    353,288         335,340
    Gerdau SA.......................................  4,074,099       7,020,308
    Grazziotin SA...................................      2,400           7,556
    Marcopolo SA....................................  3,491,471       2,345,357
    Parana Banco SA.................................    107,700         298,822
*   Petroleo Brasileiro SA.......................... 24,151,569      74,064,012
#*  Petroleo Brasileiro SA Sponsored ADR............ 22,171,529     136,354,903
    Randon Participacoes SA.........................  2,618,800       2,447,512
    Suzano Papel e Celulose SA Class A..............  8,164,671      40,037,041
    Unipar Carbocloro SA Class B....................    925,874       1,214,145
    Usinas Siderurgicas de Minas Gerais SA Class A..  5,957,826       6,838,376
    Vale SA......................................... 28,438,000     121,677,215
#   Vale SA Sponsored ADR........................... 15,430,324      66,196,090
                                                                ---------------
TOTAL BRAZIL........................................                480,208,224
                                                                ---------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B....................     33,558          51,752
                                                                ---------------
COLOMBIA -- (0.1%)
*   Avianca Holdings SA.............................    225,760         244,573
    Grupo Argos SA..................................     56,206         322,794
    Grupo de Inversiones Suramericana SA............    917,404      11,658,676
                                                                ---------------
TOTAL COLOMBIA......................................                 12,226,043
                                                                ---------------
TOTAL PREFERRED STOCKS..............................                492,486,019
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants
      10/14/16......................................    871,281          50,575
                                                                ---------------
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants
      07/10/17......................................     82,000             376
                                                                ---------------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants
      11/06/19......................................    178,635          19,150

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES        VALUE++
                                                    ----------- ---------------
MALAYSIA -- (Continued)
*     Eastern & Oriental Bhd Warrants 07/21/19.....   1,430,337 $       106,588
*     KNM Group Bhd Warrants 04/20/21..............   1,534,549          58,180
*     O.S.K. Holdings Bhd Warrants 07/22/20........   1,793,868              --
                                                                ---------------
TOTAL MALAYSIA.....................................                     183,918
                                                                ---------------
SOUTH KOREA -- (0.0%)
#*    Meritz Securities Co., Ltd. Rights 08/21/15..     359,367         485,237
                                                                ---------------
TAIWAN -- (0.0%)
*     Achem Technology Corp. Rights 08/03/15.......     119,267             567
*     Excelsior Medical Co., Ltd. Rights 08/14/15..      70,526           6,031
*     First Financial Holdings, Ltd. Rights
        09/11/15...................................  15,891,511       1,157,705
      Ruentex Development Co., Ltd.()..............     164,447           6,250
                                                                ---------------
TOTAL TAIWAN.......................................                   1,170,553
                                                                ---------------
THAILAND -- (0.0%)
*     Precious Shipping PCL Warrants 06/15/18......      58,205           5,450
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                   1,896,109
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@  DFA Short Term Investment Fund............... 114,286,453   1,322,294,260
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,353,568,592)^^.........................             $17,365,375,495
                                                                ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
 Common Stocks
    Brazil.............. $  863,290,840              --   --    $   863,290,840
    Chile...............     93,509,359 $   170,866,079   --        264,375,438
    China...............    204,743,486   2,165,677,081   --      2,370,420,567
    Colombia............     26,917,478              --   --         26,917,478
    Czech Republic......             --      48,088,619   --         48,088,619
    Greece..............             --      12,616,569   --         12,616,569
    Hungary.............             --      83,411,640   --         83,411,640
    India...............    188,608,099   1,551,778,637   --      1,740,386,736
    Indonesia...........      4,557,214     422,401,984   --        426,959,198
    Israel..............             --           2,699   --              2,699
    Malaysia............      1,192,122     650,592,152   --        651,784,274
    Mexico..............  1,097,488,887         101,352   --      1,097,590,239
    Philippines.........             --     213,681,202   --        213,681,202
    Poland..............             --     367,713,071   --        367,713,071
    Russia..............        416,031     347,996,918   --        348,412,949
    South Africa........    130,065,066   1,217,455,976   --      1,347,521,042
    South Korea.........    353,566,789   2,080,972,074   --      2,434,538,863
    Taiwan..............     31,109,473   2,415,462,585   --      2,446,572,058
    Thailand............    508,133,980              --   --        508,133,980
    Turkey..............             --     296,281,645   --        296,281,645
 Preferred Stocks
    Brazil..............    480,208,224              --   --        480,208,224
    Chile...............             --          51,752   --             51,752
    Colombia............     12,226,043              --   --         12,226,043
 Rights/Warrants
    China...............             --          50,575   --             50,575
    Indonesia...........             --             376   --                376
    Malaysia............             --         183,918   --            183,918
    South Korea.........             --         485,237   --            485,237
    Taiwan..............          6,250       1,164,303   --          1,170,553
    Thailand............          5,450              --   --              5,450
 Securities Lending
   Collateral...........             --   1,322,294,260   --      1,322,294,260
                         -------------- ---------------   --    ---------------
 TOTAL.................. $3,996,044,791 $13,369,330,704   --    $17,365,375,495
                         ============== ===============   ==    ===============

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

FEDERAL TAX COST

At July 31, 2015, the total cost of securities for federal income tax purposes was $19,179,891,216, for the Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:    /s/ David G. Booth
       -----------------------
       David G. Booth
       Chairman, Trustee, President and
       Co-Chief Executive Officer

Date:  September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       -----------------------
       David G. Booth
       Principal Executive
       Officer
       Dimensional Emerging Markets Value Fund

Date:  September 28, 2015

By:    /s/ David R. Martin
       -----------------------
       David R. Martin
       Principal Financial
       Officer
       Dimensional Emerging Markets Value Fund

Date:  September 28, 2015